UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05796

FFTW Funds, Inc.
(Exact name of registrant as specified in charter)

200 Park Avenue, 46th Floor, New York, NY			10166
(Address of principal executive offices)			(Zip code)

Stephen P. Casper President and Chief Executive Officer 200 Park Avenue, 46th Floor, New York, NY 10166
(Name and address of agent for service)

with a copy to: Jack Murphy, Esq. Dechert LLP 1775 I Street, N.W., Washington, D.C. 20006-2401

Registrant’s telephone number, including area code:		(212) 681-3000

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1. Reports to Stockholders.

FFTW FUNDS, INC.

Semi-Annual Report

June 30, 2006

200 PARK AVENUE

NEW YORK, NY 10166

TELEPHONE 212.681.3000

FACSIMILE 212.681.3250

FFTW Funds, Inc.

President's Letter

  August 29, 2006

Dear Shareholder,

We are pleased to present the Semi-Annual Report of FFTW Funds, Inc., for the six months ended June 30, 2006.

The first half of the fiscal year 2006 was indeed a challenging year, but we remain dedicated to providing superior investment products to our shareholders.

FFTW is pleased to invite our clients and their consultants to participate in quarterly conference calls with senior portfolio managers to discuss our Funds. These regular calls provide a forum for open discussion on current market developments and outlook and FFTW's portfolio strategy. If you are interested in participating, please call Debbie Hazell at 212.681.3124 for details.

We appreciate your participation in FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss objectives and results of each of our Portfolios with you.

Sincerely,

Stephen P. Casper
President and Chief Executive Officer

This report must be accompanied or preceded by a prospectus. Mutual Fund investing involves risks. Principal loss is possible.

FFTW Funds, Inc.

Table of Contents

Schedule of Investments

U.S. Short-Term Portfolio	1

Limited Duration Portfolio	6

Mortgage-Backed Portfolio	10

Worldwide Portfolio	19

Worldwide Core Portfolio	27

International Portfolio	33

U.S. Inflation-Indexed Portfolio	39

Global Inflation-Indexed Hedged Portfolio	41

Statements of Assets and Liabilities	44

Statements of Operations	47

Statements of Changes in Net Assets	50

Financial Highlights	55

Notes to Financial Statements	63

Fund Expenses	94

Directors and Officers	97

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Asset-Backed Securities (ABS) -- 77.6%
Auto Loans -- 4.6%
Americredit Automobile Receivables Trust, Ser. 2004-1, Class A3	3.220%	07/06/2008	$1,346,958	$1,344,528
Daimler Chrysler Auto Trust, Ser. 2005-A, Class A2	3.170%	09/08/2007	461,552	461,368
Daimler Chrysler Master Owner Trust, Ser. 2004-A, Class A (FRN)	5.224%	01/15/2009	2,000,000	2,000,356
Superior Wholesale Inventory Financing Trust, Ser. 2003-A8, Class A (FRN)	5.329%	09/15/2010	3,000,000	3,001,684
				6,807,936
Credit Cards -- 41.8%
Advanta Business Card Master Trust, Ser. 2003-D, Class B (FRN)	6.417%	10/20/2009	1,500,000	1,500,054
Advanta Business Card Master Trust, Ser. 2005-C1, Class C1 (FRN)	5.777%	08/22/2011	2,500,000	2,515,276
American Express Credit Account Master Trust, Ser. 2002-3, Class A (FRN)	5.309%	12/15/2009	2,950,000	2,952,602
Banc One Issuance Trust, Ser. 2004-A2, Class A2 (FRN)	5.229%	10/15/2009	2,280,000	2,280,560
Bank One Issuance Trust, Ser. 2004-A4, Class A4 (FRN)	5.239%	02/16/2010	3,600,000	3,601,116
Capital One Master Trust, Ser. 1999-3, Class A (FRN)	5.449%	09/15/2009	3,000,000	3,000,208
Capital One Master Trust, Ser. 2002-2A, Class B, 144A (FRN)❖	5.749%	01/15/2010	3,000,000	3,007,790
Capital One Multi-Asset Execution Trust, Ser. 2002-A1, Class A1 (FRN)	5.469%	07/15/2010	2,000,000	2,006,292
Capital One Multi-Asset Execution Trust, Ser. 2004-B2, Class B2 (FRN)	5.419%	12/15/2009	3,500,000	3,500,200
Chase Credit Card Master Trust, Ser. 2001-4, Class A	5.500%	11/17/2008	2,000,000	2,000,546
Chase Credit Card Master Trust, Ser. 2002-5, Class C (FRN)	6.149%	10/15/2009	3,250,000	3,275,109
Chase Credit Card Master Trust, Ser. 2004-1, Class A (FRN)	5.229%	05/15/2009	1,955,000	1,954,867
Discover Card Master Trust I, Ser. 1998-5, Class B, 144A (FRN)❖	5.529%	12/16/2010	3,000,000	3,010,313
First USA Credit Card Master Trust, Ser. 1996-4, Class A (FRN)	5.360%	04/10/2009	2,225,000	2,225,423
First USA Credit Card Master Trust, Ser. 1997-4, Class A (FRN)	5.462%	02/17/2010	2,925,000	2,930,730
Fleet Credit Card Master Trust II, Ser. 2002-B, Class B (FRN)	5.639%	04/15/2010	3,000,000	3,011,913
GE Capital Credit Card Master Note Trust, Ser. 2004-1, Class A (FRN)	5.249%	06/15/2010	3,000,000	3,001,214
Gracechurch Card Funding plc, Ser. 2002-2, Class A (FRN)	5.319%	10/15/2009	3,500,000	3,504,181
Gracechurch Card Funding plc, Ser. 2003-5, Class B (FRN)	5.429%	08/15/2008	1,525,000	1,524,882
MBNA Credit Card Master Trust, Ser. 2001-A3, Class A3 (FRN)	5.178%	12/15/2008	3,000,000	2,999,562
MBNA Credit Card Master Trust, Ser. 2004-A10, Class A (FRN)	5.279%	03/15/2012	3,000,000	3,007,113
MBNA Master Credit Card Trust, Ser. 1999-L, Class A (FRN)	5.449%	03/16/2009	2,500,000	2,501,836
Metris Master Trust, Ser. 2005-1A, Class C, 144A (FRN)❖	5.967%	03/21/2011	3,000,000	3,002,657
				62,314,444

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Home Equity Loans -- 29.7%
Ameriquest Mortgage Securities Inc., Ser. 2005-R1, Class M1 (FRN)	5.773%	03/25/2035	$2,000,000	$2,005,274
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE8, Class A1 (FRN)	5.443%	08/25/2035	2,179,791	2,180,220
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE9, Class 1A1 (FRN)	5.443%	10/25/2035	1,863,926	1,864,316
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)	5.753%	03/25/2035	2,000,000	2,008,983
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2M1 (FRN)	5.973%	09/25/2032	2,000,000	2,002,938
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-5, Class 2M1 (FRN)	5.923%	05/25/2033	1,500,000	1,507,421
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	5.679%	01/15/2028	635,393	636,758
Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)	5.597%	09/20/2033	1,239,189	1,240,047
Household Home Equity Loan Trust, Ser. 2005-1, Class M (FRN)	5.797%	01/20/2034	1,154,471	1,160,961
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)	6.003%	08/25/2033	1,500,000	1,506,336
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	5.623%	02/25/2034	398,243	398,397
Merrill Lynch Mortgage Investors, Inc., Ser. 2005-FM1, Class A1B (FRN)	5.643%	05/25/2036	1,385,928	1,386,831
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2, Class M1 (FRN)	6.223%	02/25/2033	1,950,454	1,954,241
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)	5.973%	06/25/2033	2,000,000	2,004,366
Option One Mortgage Loan Trust, Ser. 2003-4, Class A2 (FRN)	5.643%	07/25/2033	2,054,427	2,060,308
Park Place Securities Inc., Ser. 2005-WHQ2, Class M2 (FRN)	5.783%	05/25/2035	2,000,000	2,008,753
Park Place Securities Inc., Ser. 2005-WHQ3, Class A2A (FRN)	5.403%	06/25/2035	238,193	238,156
RAAC, Ser. 2005-RP2, Class A (FRN)	5.673%	06/25/2035	1,906,129	1,906,129
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	5.583%	04/25/2034	739,186	739,417
Residential Asset Mortgage Products, Inc., Ser. 2005-EFC7, Class AI1 (FRN)	5.423%	12/25/2035	1,677,387	1,677,580
Residential Asset Securities Corp., Ser. 2003-KS11, Class MII2 (FRN)	6.523%	01/25/2034	2,000,000	2,012,737
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN)	5.643%	09/25/2033	580,106	580,745
Residential Asset Securities Corp., Ser. 2005-KS2, Class M1 (FRN)	5.753%	03/25/2035	3,000,000	3,008,997
Securitized Asset-Backed Receivables, Ser. 2004-NC1, Class M1 (FRN)	5.843%	02/25/2034	2,000,000	2,007,514
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	6.423%	02/25/2034	2,000,000	2,018,906
Specialty Underwriting & Residential Finance Trust, Ser. 2005-BC1, Class A1A (FRN)	5.433%	12/25/2035	854,767	854,824
Structured Asset Investment Loan Trust, Ser. 2004-2, Class M2 (FRN)	6.473%	03/25/2034	2,000,000	2,010,720
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	5.743%	05/25/2034	1,273,857	1,278,201
				44,260,076

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Student Loans -- 1.5%
SLM Student Loan Trust, Ser. 2005-10, Class A1 (FRN)	5.070%	04/25/2012	$2,253,432	$2,252,869
Total (Cost - $115,600,034)				115,635,325
Collateralized Mortgage Obligations (CMO) -- 23.5%
CMO Floater -- 23.5%
CMO Floater - FHLMC -- 5.4%
FHLMC, Ser. 2071, Class F (FRN)	5.699%	07/15/2028	959,596	969,550
FHLMC, Ser. 2412, Class FP (FRN)	6.149%	02/15/2032	2,000,000	2,060,256
FHLMC, Ser. 2557, Class WF (FRN)	5.599%	01/15/2033	1,517,336	1,526,454
FHLMC, Ser. 2827, Class FR (FRN)	5.699%	01/15/2022	2,339,061	2,339,322
FHLMC, Ser. 3024, Class FC (FRN)	5.499%	04/15/2021	1,257,311	1,232,496
				8,128,078
CMO Floater - FNMA -- 8.5%
FNMA, Ser. 2001-46, Class F (FRN)	5.652%	09/18/2031	1,488,637	1,499,140
FNMA, Ser. 2002-66, Class FG (FRN)	6.323%	09/25/2032	1,012,295	1,030,739
FNMA, Ser. 2002-7, Class FC (FRN)	6.073%	01/25/2032	2,045,309	2,054,421
FNMA, Ser. 2003-111, Class FG (FRN)@	6.009%	12/25/2032	3,300,000	3,430,396
FNMA, Ser. 2003-38, Class FA (FRN)	5.693%	03/25/2023	1,911,693	1,927,309
FNMA, Ser. 2004-60, Class FA (FRN)	5.723%	08/25/2024	2,670,346	2,670,981
				12,612,986
CMO Floater - GNMA -- 2.2%
GNMA, Ser. 2002-87, Class FV (FRN)	5.717%	05/20/2014	3,287,014	3,309,851
CMO Floater - Other -- 7.4%
Banc of America Funding Corporation, Ser. 2005-F, Class 1A1 (FRN)	5.577%	09/20/2035	1,795,292	1,798,575
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	5.823%	10/25/2032	1,541,024	1,543,503
Granite Mortgages plc, Ser. 2004-2, Class 1M (FRN)	5.694%	06/20/2044	760,105	760,147
Granite Mortgages plc, Ser. 2004-3, Class 1M (FRN)	5.684%	09/20/2044	1,438,514	1,439,065
Morgan Stanley Mortgage Loan Trust, Ser. 2004-8AR, Class 1A (FRN)	5.213%	10/25/2034	461,329	460,049
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	5.823%	04/25/2036	2,756,133	2,762,178

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
CMO Floater - Other (continued)
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1 (VRN)	5.052%	01/25/2035	$1,221,726	$1,217,908
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	5.813%	07/25/2044	1,011,825	1,015,298
				10,996,723
Total (Cost - $35,164,743)				35,047,638
Short-Term Security -- 0.0%❖
U.S. Treasury Bill‡@	5.070%	12/14/2006	20,000	19,549
(Cost - $19,542)
Total Investments - 101.1% (Cost - $150,784,319)				150,702,512
Liabilities, Net of Other Assets - (1.1%)				(1,588,759)
Net Assets - 100.0%				$149,113,753

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$158,402	$241,997	$(83,595)	$150,786,107

Summary of Abbreviations

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GNMA  Ginnie Mae

VRN  Variable Rate Note

❖  Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities were valued at $9,020,760 or 6.0% of net assets. The Board of Directors has deemed these securities to be liquid.

‡  Interest rate shown represents yield to maturity at date of purchase.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts and/or reverse repurchase agreements.

†  See securities valuation policy in Note 2 to the Financial Statements.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

Asset Class Summary

(shown as a percentage of Net Assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
Asset-Backed Securities	77.6%
Collateralized Mortgage Obligations	23.5
Short-Term Security	0.0 *
Financial Futures Contracts	0.0 *
Reverse Repurchase Agreement	(2.0)
Other Assets, Net of Other Liabilities	0.9
100.0%

*  Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Asset-Backed Securities (ABS) -- 51.7%
Auto Loans -- 8.0%
Capital Auto Receivable Asset Trust, Ser. 2003-1, Class A3A	2.750%	04/16/2007	$420,952	$419,832
Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4	2.940%	06/15/2010	2,100,000	2,050,268
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4	2.880%	10/08/2009	1,782,757	1,762,873
Ford Credit Auto Owner Trust, Ser. 2003-A, Class A4B (FRN)	5.289%	06/15/2007	1,026,226	1,026,211
Harley Davidson Motorcycle Trust, Ser. 2002-2, Class A2	3.090%	06/15/2010	1,558,912	1,525,074
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12, Class A (FRN)	5.379%	06/15/2010	2,000,000	1,997,750
				8,782,008
Credit Cards -- 35.4%
American Express Credit Account Master Trust, Ser. 2002-2, Class A (FRN)	5.309%	11/16/2009	3,000,000	3,003,337
Bank One Issuance Trust, Ser. 2003-A7, Class A7	3.350%	03/15/2011	2,125,000	2,030,287
Bank One Issuance Trust, Ser. 2004-A1, Class A1	3.450%	10/17/2011	2,000,000	1,900,331
Capital One Master Trust, Ser. 2001-5, Class A	5.300%	06/15/2009	2,000,000	2,000,637
Capital One Multi-Asset Execution Trust, Ser. 2004-A6, Class A6 (FRN)	5.369%	04/15/2010	2,500,000	2,500,895
Chase Credit Card Master Trust, Ser. 2001-4, Class C, 144A (FRN)❖	6.099%	11/17/2008	2,250,000	2,252,107
Chase Credit Card Master Trust, Ser. 2002-5, Class A (FRN)	5.299%	10/15/2009	2,400,000	2,402,106
Citibank Credit Card Issuance Trust, Ser. 2003-A4, Class A4 (FRN)	5.484%	03/20/2009	2,260,000	2,261,258
Citibank Credit Card Issuance Trust, Ser. 2003-A6, Class A6	2.900%	05/17/2010	1,325,000	1,262,900
Citibank Credit Card Issuance Trust, Ser. 2006-A5, Class A5	5.300%	05/20/2011	3,000,000	2,974,688
Discover Card Master Trust I, Ser. 2003-1, Class B2	3.450%	04/16/2009	2,000,000	1,983,186
Fleet Credit Card Master Trust II, Ser. 2001-B, Class Note, 144A (FRN)❖	6.149%	12/15/2008	2,500,000	2,499,948
GE Capital Credit Card Master Note Trust, Ser. 2004-1, Class A (FRN)	5.249%	06/15/2010	2,155,000	2,155,872
Gracechurch Card Funding plc, Ser. 2004-6, Class A (FRN)	5.229%	02/17/2009	2,504,000	2,504,614
Household Private Label Credit Card Master Note Trust I, Ser. 2002-2, Class A (FRN)	5.369%	01/18/2011	2,550,000	2,551,616
MBNA Credit Card Master Note Trust, Ser. 2002-A4, Class A4 (FRN)	5.309%	08/17/2009	2,500,000	2,501,936
MBNA Master Credit Card Trust, Ser. 2000-D, Class A (FRN)	5.399%	09/15/2009	2,050,000	2,053,247
				38,838,965
Home Equity Loans -- 5.3%
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	5.679%	01/15/2028	635,393	636,758
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1 (FRN)	5.913%	12/25/2033	2,500,000	2,514,826

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Home Equity Loans (continued)
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	6.423%	02/25/2034	$2,000,000	$2,018,906
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	5.743%	05/25/2034	629,065	631,211
				5,801,701
Other ABS -- 3.0%
FNMA, Ser. 2002-W2, Class AF5 (STEP)	6.000%	06/25/2032	1,021,606	1,017,601
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M (FRN)	5.767%	02/20/2034	387,139	387,410
Oncor Electric Delivery Transition Bond Company, Ser. 2003-1, Class A1	2.260%	02/15/2009	378,306	374,547
Residential Asset Mortgage Products, Inc, Ser. 2005-RS2, Class M8 (FRN)	6.723%	02/25/2035	1,500,000	1,505,501
				3,285,059
Total (Cost - $56,907,333)				56,707,733
Mortgage-Backed Securities -- 40.6%
Collateralized Mortgage Obligations (CMO) -- 35.5%
CMO Floater -- 19.1%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2 (FRN)	4.350%	06/25/2033	503,780	493,000
Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1 (FRN)	4.197%	01/25/2035	1,871,865	1,841,778
Bear Stearns Alt-A Trust, Ser. 2004-9, Class 3A1 (VRN)	5.240%	09/25/2034	2,093,117	2,065,927
Bear Stearns Alt-A Trust, Ser. 2005-2, Class 2A5 (VRN)	4.698%	04/25/2035	1,433,512	1,388,240
FHLMC, Ser. 1689, Class F (FRN)	5.900%	03/15/2024	2,019,034	2,036,198
FHLMC, Ser. 1689, Class FG (FRN)	5.900%	03/15/2024	952,554	965,207
FNMA, Ser. 2002-7, Class FC (FRN)	6.073%	01/25/2032	2,045,309	2,054,421
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (FRN)	6.925%	04/25/2032	1,154,695	1,153,991
Permanent Financing plc, Ser. 2003-2, Class 4A (FRN)	5.520%	12/10/2009	2,000,000	2,004,786
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	5.823%	04/25/2036	2,756,127	2,762,172
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1 (FRN)	5.052%	01/25/2035	1,221,726	1,217,908
Wmalt Mortagage Pass- Through Certificates, Ser. 2006-AR2, Class A1B (FRN)	5.222%	04/25/2046	2,940,667	2,966,785
				20,950,413

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Planned Amortization Class -- 11.0%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750%	08/25/2034	$1,627,932	$1,580,329
FHLMC, Series 2004-2736, Class DB	3.300%	11/15/2026	3,379,175	3,225,716
FHLMC, Series 2004-2844, Class PR	5.000%	09/15/2017	3,272,594	3,254,319
FNMA, Ser. 2003-6, Class JE	5.500%	09/25/2028	1,975,036	1,960,039
FNMA, Ser. 2005-57, Class CK	5.000%	07/25/2035	2,038,491	2,004,100
				12,024,503
Other CMO -- 5.4%
Bank of America Mortgage Securities, Ser. 2005-2, Class 1A6	5.500%	03/25/2035	2,167,144	2,125,534
CountryWide Alternative Loan Trust, Ser. 2005-85CB, Class 2A2	5.500%	02/25/2036	1,874,796	1,851,691
Lehman Mortgage Trust, Ser. 2006-1, Class 1A3	5.500%	02/25/2036	2,000,000	1,972,940
				5,950,165
				38,925,081
Mortgage Pass-Through Securities -- 5.1%
FNMA Pool #725897 (FRN)	4.343%	09/01/2034	1,781,813	1,734,175
FNMA Pool #840667 (FRN)	5.139%	10/01/2035	3,833,372	3,818,614
				5,552,789
Total (Cost - $45,135,701)				44,477,870
U.S. Treasury Obligations -- 13.3%
U.S. Treasury Note	4.875%	05/31/2008	4,000,000	3,977,656
U.S. Treasury Note#	4.250%	01/15/2011	11,000,000	10,621,446
Total (Cost - $14,778,679)				14,599,102
Short-Term Security -- 0.1%
U.S. Treasury Bill‡@	4.925%	12/14/2006	50,000	48,872
(Cost - $48,857)
Total Investments - 105.7% (Cost - $116,870,570)				115,833,577
Liabilities, Net of Other Assets - (5.7%)				(6,219,396)
Net Assets - 100.0%				$109,614,181

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$80,946	$1,352,636	$(1,271,690)	$117,105,267

Summary of Abbreviations

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

VRN  Variable Rate Note

❖  Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 these securities were valued at $4,752,055 or 4.3% of net assets. The Board of Directors has deemed this security to be liquid.

#  Security, or portion thereof, is held as collateral for open reverse repurchase agreements.

‡  Interest rate shown represents yield to maturity at date of purchase.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

†  See securities valuation policy in Note 2 to the Financial Statements.

Asset Class Summary

(shown as a percentage of Net Assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
Asset-Backed Securities	51.7%
Mortgage-Backed Securities	40.6
U.S. Treasury Obligations	13.3
Short-Term Security	0.1
Financial Futures Contracts	0.0 *
Reverse Repurchase Agreements	(5.9)
Other Assets, Net of Other Liabilities	0.2
100.0%

*  Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Mortgage-Backed Securities -- 144.8%
Collateralized Mortgage Obligations (CMO) -- 21.5%
CMO Floater -- 8.5%
CMO Floater - FHLMC -- 3.3%
FHLMC, Ser. 2410, Class FY (FRN)	5.869%	02/15/2032	753,336	$762,375
FHLMC, Ser. 2412, Class FP (FRN)	6.319%	02/15/2032	1,160,368	1,195,328
FHLMC, Ser. 2412, Class OF (FRN)	6.319%	12/15/2031	2,000,000	2,037,977
FHLMC, Ser. 2780, Class FL (FRN)	5.719%	04/15/2034	1,303,259	1,306,409
FHLMC, Ser. 3134, Class FX (FRN)	0.000%	03/15/2036	98,618	100,397
				5,402,486
CMO Floater - FNMA -- 1.3%
FNMA, Ser. 2002-62, Class FP (FRN)	6.523%	11/25/2032	1,250,000	1,304,507
FNMA, Ser. 2003-128, Class MS (FRN)	6.233%	01/25/2034	363,413	317,500
FNMA, Ser. 2005-123, Class SE (FRN)	7.365%	07/25/2034	579,546	507,827
				2,129,834
CMO Floater - Other -- 3.9%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	5.773%	01/25/2034	1,608,690	1,614,720
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 2A5 (FRN)	5.773%	09/25/2034	2,700,420	2,710,520
Credit Suisse First Boston, Ser. 2002-AR31, Class 5A1 (VRN)	6.663%	11/25/2032	726,003	725,940
First Horizon Mortgage Pass-Through Trust, Ser. 2004-FL1, Class 3A1 (FRN)	6.172%	02/25/2035	159,661	159,912
Master Asset Securitization Trust, Ser. 2004-6, Class 2A2 (FRN)	5.723%	06/26/2034	1,098,958	1,099,100
				6,310,192
				13,842,512
Inverse Floating Rate -- 0.2%
FNMA, Ser. 2003-77, Class DS (FRN)	0.634%	08/25/2033	393,992	229,091
Planned Amortization Class (PAC) -- 2.0%
FHLMC, Ser. 2386, Class PG	6.000%	09/15/2030	849,925	850,065
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	1,154,923	1,150,996

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Planned Amortization Class (PAC) (continued)
FHLMC, Ser. 2435, Class EQ	6.000%	05/15/2031	$1,000,000	$1,001,913
GNMA, Ser. 1999-13, Class PC	6.000%	03/20/2028	226,297	226,096
				3,229,070
Sequential -- 6.1%
FHLMC, Ser. 2632, Class NE	4.000%	06/15/2013	7,105,312	6,741,545
FHLMC, Ser. 2771, Class MQ	6.000%	03/15/2033	1,240,153	1,235,204
FHLMC, Ser. 2931, Class AM	4.500%	07/15/2019	2,022,272	1,941,495
				9,918,244
Z Bond -- 3.0%
FHLMC, Ser. 2196, Class BZ	7.500%	11/15/2029	373,670	383,209
FNMA, Ser. 1992-29, Class Z	8.000%	02/25/2022	88,053	90,011
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	1,545,404	1,585,840
Vendee Mortgage Trust, Ser. 1996-3, Class 1Z	6.750%	09/15/2026	2,706,759	2,750,342
				4,809,402
Other CMO -- 1.7%
FHLMC, Ser. 42-1989, Class C	9.000%	06/15/2020	602,697	610,295
Master Seasoned Securities Trust, Ser. 2004-1, Class 30B1	6.500%	08/25/2032	1,225,541	1,216,393
Residential Accreditation Loans, Inc., Ser. 2003-A14, Class A1	4.750%	02/25/2019	1,043,093	981,811
				2,808,499
				34,836,818
Commercial Mortgage-Backed Securities (CMBS) -- 9.9%
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4 (VRN)	5.405%	12/11/2040	3,000,000	2,898,350
Citigroup-Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A4 (VRN)	5.226%	07/15/2044	1,480,000	1,418,802
First Union-Lehman Brothers Commercial Mortgage, Ser. 1997-C2, Class A3	6.650%	11/18/2029	1,623,897	1,634,844
GMAC Commercial Mortgage Securities Inc., Ser. 1999-C2, Class A1	6.570%	09/15/2033	156,704	156,445
Greenwich Capital Commercial Funding Corp, Ser. 2005-GG3, Class A4 (VRN)	4.799%	08/10/2042	1,000,000	928,612

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7, Class A4 (VRN)	6.110%	07/10/2038	$2,510,000	$2,512,917
GS Mortgage Securities Corp. II, Ser. 2004-GG2, Class A6 (VRN)	5.396%	08/10/2038	2,000,000	1,934,683
GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3	4.607%	07/10/2039	3,000,000	2,826,242
Lehman Brothers - UBS Commercial Mortgage Trust, Ser. 2005-C2, Class AJ (VRN)	5.205%	04/15/2030	2,000,000	1,898,626
				16,209,521
Mortgage Derivatives -- 16.4%
Interest Only (IO) -- 11.1%
IO - CMBS -- 0.4%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S (VRN)#‡	8.244%	06/10/2031	458,083	446,071
Morgan Stanley Capital I, Ser. 1998-HF1, Class X (VRN)#‡	10.792%	03/15/2030	185,311	188,316
				634,387
IO - PAC -- 1.2%
FHLMC, Ser. 2692, Class QI#‡	11.949%	05/15/2016	108,512	116,788
FHLMC, Ser. 2727, Class IO#‡	6.913%	06/15/2029	92,128	96,257
FHLMC, Ser. 2733, Class MI#‡	7.036%	06/15/2028	221,904	232,291
FHLMC, Ser. 2611, Class CI#‡	9.743%	06/15/2016	480,291	527,771
FHLMC, Ser. 3117, Class JS (FRN)#‡	13.756%	02/15/2036	434,631	356,670
FHLMC, Ser. 3117, Class PS (FRN)#‡	13.492%	02/15/2036	548,230	448,744
FNMA, Ser. 2004-8, Class PI#‡	5.990%	08/25/2027	162,229	170,176
				1,948,697
IO - Strip -- 5.2%
FHLMC Strip, Ser. 233, Class 8#‡	9.009%	09/15/2035	959,296	969,596
FNMA Strip, Ser. 343, Class 1#‡	7.212%	11/01/2033	750,890	703,863
FNMA Strip, Ser. 356, Class 1#‡	9.944%	12/01/2034	792,883	785,380
FNMA Strip, Ser. 359, Class 7#‡	6.290%	01/01/2036	585,651	725,073
FNMA Strip, Ser. 360, Class 2#‡	10.398%	08/01/2035	375,395	420,245
FNMA Strip, Ser. 369, Class 15#‡	25.984%	10/01/2036	820,593	933,901
FNMA Strip, Ser. 369, Class 7#‡	18.589%	05/01/2036	1,049,191	1,055,832
FNMA Strip, Ser. 370, Class 2#‡	9.762%	05/25/2036	2,133,918	2,204,401
FNMA, Ser. 2003-59, Class IL#‡	7.898-8.526%	12/25/2031	323,256	357,777
FHLMC, Ser. 2844, Class VI#‡	12.035%	12/15/2019	213,777	217,966
				8,374,034

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
IO - Veterans Administration (Vendee) -- 0.6%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (VRN)#‡	3.908-16.679%	09/15/2022	$141,213	$161,222
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (VRN)#‡	8.235-18.080%	09/15/2024	166,167	140,653
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (VRN)#‡	6.809-19.766%	02/15/2026	404,821	272,645
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (VRN)#‡	7.933-9.841%	06/15/2026	55,524	52,727
Vendee Mortgage Trust, Ser. 1997-1, Class IO (VRN)#‡	14.027%	02/15/2027	88,489	94,133
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (VRN)#‡	9.955%	06/15/2028	20,408	21,320
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (VRN)#‡	0.159-3.916%	01/15/2030	22,101	30,700
Vendee Mortgage Trust, Ser. 2001-2, Class IO (VRN)#‡	0.884-5.773%	02/15/2031	62,010	85,756
Vendee Mortgage Trust, Ser. 2002-3, Class IO (VRN)#‡	7.164%	08/15/2032	27,414	40,641
				899,797
Inverse IO -- 3.1%
FHLMC, Ser. 2594, Class DS (FRN)#‡	37.321%	12/15/2027	66,991	80,706
FHLMC, Ser. 2691, Class LC (FRN)#‡	10.156%	01/15/2029	39,684	43,297
FHLMC, Ser. 2630, Class S (FRN)#‡	21.362%	01/15/2017	115,077	107,747
FHLMC, Ser. 2716, Class SI (FRN)#‡	33.551%	10/15/2030	112,704	110,337
FHLMC, Ser. 2718, Class LS (FRN)#‡	48.512%	11/15/2029	68,683	61,594
FHLMC, Ser. 2764, Class SB (FRN)#‡	38.505%	03/15/2031	71,612	51,203
FHLMC, Ser. 2937, Class SU (FRN)#‡	23.231%	06/15/2023	105,739	67,575
FHLMC, Ser. 2975, Class SJ (FRN)#‡	21.134%	05/15/2035	410,624	316,475
FHLMC, Ser. 2990, Class JL (FRN)#‡	25.792%	03/15/2035	139,502	87,683
FHLMC, Ser. 2990, Class WI (FRN)#‡	17.404%	02/15/2035	276,349	169,132
FHLMC, Ser. 3115, Class SM (FRN)#‡	16.090%	02/15/2036	267,300	214,035
FHLMC, Ser. 3117, Class SI (FRN)#‡	7.577%	02/15/2036	726,105	524,974
FHLMC, Ser. 3147, Class SG (FRN)#‡	20.805%	04/15/2036	242,778	207,169
FHLMC, Ser. 3155, Class PS (FRN)#‡	15.799%	05/15/2036	435,545	396,013
FHLMC, Ser. 3155, Class ST (FRN)#‡	17.780%	05/15/2036	325,353	287,913
FNMA, Ser. 2003-34, Class WS (FRN)#‡	20.602-26.720%	10/25/2029	315,101	205,585
FNMA, Ser. 2003-73, Class GS (FRN)#‡	19.753-34.003%	05/25/2031	279,270	189,852
FNMA, Ser. 2004-92, Class SQ (FRN)#‡	21.164-21.731%	05/25/2034	168,457	90,201
FNMA, Ser. 2005-21, Class BS (FRN)#‡	29.035%	07/25/2023	75,665	52,493
FNMA, Ser. 2005-7, Class SC (FRN)#‡	12.528%	02/25/2035	161,105	124,825
FNMA, Ser. 2005-99, Class A1 (FRN)#‡	15.225%	12/25/2035	423,902	316,604
FNMA, Ser. 2006-58, Class SP#‡	14.388%	07/25/2036	697,188	564,796
GNMA, Ser. 2006-16, Class GS#‡	12.736%	04/20/2036	721,979	595,143
GNMA, Ser. 2006-7, Class SI (FRN)#‡	14.391%	02/20/2036	281,912	232,810
				5,098,162

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Other IO Securities -- 0.6%
Residential Asset Securitization Trust, Ser. 2005-A11, Class 2A2#‡	18.146%	10/25/2035	$947,067	$958,336
				17,913,413
Principal Only (PO) -- 5.3%
PO - Strip -- 4.0%
FNMA Strip, Ser. 333, Class 1#‡	3.835-13.352%	04/01/2033	1,034,702	864,301
FNMA Strip, Ser. 370, Class 1#‡	5.062%	05/25/2036	7,952,670	5,660,531
				6,524,832
PO - Support -- 0.9%
FHLMC, Ser. 2691, Class EO#‡	10.195-10.908%	10/15/2033	199,535	153,327
FHLMC, Ser. 2691, Class KO#‡	3.691%	10/15/2033	419,975	357,666
FHLMC, Ser. 2736, Class BO#‡	2.391-3.035%	01/15/2034	312,422	249,901
FHLMC, Ser. 2856, Class KO#‡	4.383%	09/15/2034	150,311	112,046
FHLMC, Ser. 3068, Class MO#‡	4.770%	01/15/2023	720,425	656,501
				1,529,441
Other PO Securities -- 0.4%
FNMA, Ser. 2004-8, Class AO#‡	23.994%	09/25/2033	90,414	49,793
GNMA, Ser. 2003-56, Class DP#‡	4.030%	02/16/2033	588,243	544,449
				594,242
				8,648,515
				26,561,928
Mortgage Pass-Through Securities (MPTS) -- 97.0%
MPTS - FHLMC -- 14.5%
FHLMC - Pools -- 4.4%
FHLMC Gold Pool #A27959	5.500%	11/01/2034	3,468,580	3,340,334
FHLMC Gold Pool #A41906	6.500%	01/01/2036	834,492	839,560

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
FHLMC - Pools (continued)
FHLMC Gold Pool #A42957	6.500%	02/01/2036	$1,277,562	$1,285,188
FHLMC Gold Pool #C66588	7.000%	04/01/2032	1,622,176	1,668,235
				7,133,317
FHLMC - TBA -- 10.1%
FHLMC Gold TBA	5.000%	07/01/2034	1,000,000	933,750
FHLMC Gold TBA	5.500%	07/01/2034	14,000,000	13,444,368
FHLMC Gold TBA	6.500%	07/01/2035	2,000,000	2,011,250
				16,389,368
				23,522,685
MPTS - FNMA -- 79.4%
FNMA - Pools -- 44.6%
FNMA Pool #252439	6.500%	05/01/2029	227,369	229,683
FNMA Pool #255498	5.500%	12/01/2034	1,932,709	1,861,300
FNMA Pool #323979	6.500%	04/01/2029	84,473	85,340
FNMA Pool #340777	6.500%	03/01/2011	842	852
FNMA Pool #403646	6.500%	12/01/2027	134,105	135,515
FNMA Pool #407591	6.500%	12/01/2027	202,485	204,614
FNMA Pool #646091	7.000%	06/01/2032	906,863	929,036
FNMA Pool #694310	6.000%	03/01/2033	246,849	244,303
FNMA Pool #725027	5.000%	11/01/2033	4,038,393	3,793,268
FNMA Pool #725424	5.500%	04/01/2034	7,666,145	7,395,534
FNMA Pool #725425	5.500%	04/01/2034	3,257,135	3,143,076
FNMA Pool #725591	5.000%	07/01/2034	7,023,865	6,586,676
FNMA Pool #735227	5.500%	02/01/2035	3,833,322	3,691,690
FNMA Pool #735937	4.500%	08/01/2020	2,354,942	2,228,748
FNMA Pool #737263	6.000%	09/01/2033	266,564	263,182
FNMA Pool #740238	6.000%	09/01/2033	731,924	722,637
FNMA Pool #741853	5.500%	09/01/2033	2,852,740	2,752,040
FNMA Pool #745594	4.500%	03/01/2021	3,858,626	3,643,990
FNMA Pool #766279	5.500%	03/01/2034	667,703	644,747
FNMA Pool #775294	5.500%	05/01/2034	2,778,374	2,675,720
FNMA Pool #817020	5.500%	03/01/2035	1,527,398	1,470,964
FNMA Pool #825395 (FRN)	4.851%	07/01/2035	2,379,753	2,328,328

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
FNMA - Pools (continued)
FNMA Pool #832483	5.000%	09/01/2035	$22,308,781	$20,867,073
FNMA Pool #852237 (FRN)	4.930%	12/01/2035	1,292,239	1,270,510
FNMA Pool #878513	7.500%	02/01/2036	879,885	909,783
FNMA Pool #880453	7.500%	04/01/2036	1,093,685	1,130,847
FNMA Pool #882112	7.500%	07/01/2036	3,079,763	3,184,411
				72,393,867
FNMA - TBA -- 34.8%
FNMA TBA	5.500%	07/01/2019	17,000,000	16,681,250
FNMA TBA	4.500%	07/01/2020	1,000,000	945,000
FNMA TBA	4.500%	07/01/2035	5,000,000	4,529,690
FNMA TBA	6.000%	07/01/2035	8,000,000	7,872,496
FNMA TBA	6.500%	07/01/2035	12,000,000	12,060,000
FNMA TBA	6.000%	01/01/2036	15,000,000	14,404,680
				56,493,116
				128,886,983
MPTS - GNMA -- 3.1%
GNMA Pool #448338	7.500%	04/15/2031	217,446	227,264
GNMA Pool #475892	6.500%	07/15/2028	245,987	249,790
GNMA Pool #485773	7.000%	09/15/2031	348,364	359,420
GNMA Pool #533634	7.500%	04/15/2031	278,646	291,227
GNMA Pool #541332	7.000%	04/15/2031	175,403	180,970
GNMA Pool #541343	7.000%	04/15/2031	171,848	177,302
GNMA Pool #541344	7.500%	03/15/2031	78,600	82,149
GNMA Pool #544533	7.000%	05/15/2031	381,060	393,153
GNMA Pool #550976	7.000%	10/15/2031	804,359	829,886
GNMA Pool #552713	7.000%	08/15/2032	165,038	170,250
GNMA Pool #566574	7.000%	09/15/2031	1,261,580	1,301,617
GNMA Pool #566575	7.500%	09/15/2031	69,217	72,342
GNMA Pool #566613	7.000%	10/15/2031	572,647	590,820
				4,926,190
				157,335,858
Total (Cost - $239,877,768)				234,944,125

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Strike Price	Expiration Date	Number of Contracts	Value†
Options on Futures -- 0.0%
July 2006 10-Year U.S. Treasury Note	$106.00	07/21/2006	18	$1,406
July 2006 10-Year U.S. Treasury Note	107.00	07/21/2006	10	156
Total (Cost - $12,598)				1,562
	Coupon Rate	Maturity	Face Amount
Short-Term Securities -- 0.9%
U.S. Treasury Bill‡	4.850%	08/17/2006	$1,100,000	1,093,534
U.S. Treasury Bill‡@	4.925%	12/14/2006	300,000	293,232
Total (Cost - $2,055,926)				1,386,766
Total Investments - 145.7% (Cost - $241,946,292)				236,332,453
Liabilities, Net of Other Assets - (45.7%)				(74,079,439)
Net Assets - 100.0%				$162,253,014

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$755,455	$6,669,195	$(5,913,740)	$242,246,193

Summary of Abbreviations

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GNMA  Ginnie Mae

TBA  To Be Announced - Security is subject to delayed delivery.

Vendee  Veterans Administration

VRN  Variable Rate Note

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.

#  Face amount shown represents amortized cost.

‡  Interest rate shown represents yield to maturity at date of purchase.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

†  See securities valuation policy in Note 2 to the Financial Statements.

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

Asset Class Summary

(shown as a percentage of Net Assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
Mortgage Pass-Through Securities	97.0%
Collateralized Mortgage Obligations	21.5
Mortgage Derivatives	16.4
Commercial Mortgage-Backed Securities	9.9
Short-Term Securities	0.9
Swaps Contracts	0.3
Financial Futures Contracts	0.2
Options on Futures	0.0 *
Liabilities, Net of Other Assets	(46.2)
100.0%

*  Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Asset-Backed Securities (ABS) -- 9.7%
Credit Cards -- 4.9%
Chester Asset Receivables Dealings (II), Ser. 2005-A1, Class A (FRN) (United Kingdom)	3.019%	11/15/2010	EUR	1,000,000	$1,277,854
Chester Asset Receivables Dealings plc, Deal 11, Ser. A (United Kingdom)	6.125%	10/15/2010	EUR	900,000	1,242,109
Karta plc, Ser. 2005-1, Class A, Reg. S (FRN) (United Kingdom)	3.240%	07/15/2012	EUR	600,000	767,420
MBNA Credit Card Master Note Trust, Ser. 2002-A11, Class A11, Reg. S (FRN) (Luxembourg)	3.015%	03/19/2012	EUR	1,000,000	1,284,884
MBNA Credit Card Master Note Trust, Ser. 2004-A9, Class A9, Reg. S (FRN) (United States)	2.986%	02/20/2014	EUR	1,600,000	2,045,748
					6,618,015
Home Equity Loans -- 2.0%
Centex Home Equity, Ser. 2005-A, Class AV2 (FRN) (United States)	5.523%	07/25/2034	USD	2,513,098	2,514,825
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN) (United States)	5.643%	09/25/2033	USD	128,023	128,164
					2,642,989
Loan Obligation -- 2.1%
Shinsei Funding SPC, Ser. 2001-2X, Class A, Reg. S (FRN) (Japan)	0.464%	10/25/2008	JPY	320,000,000	2,800,682
Other ABS -- 0.7%
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands)❖	0.698%	10/14/2008	JPY	4,746,000	41,155
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN) (United States)	5.623%	02/25/2034	USD	151,538	151,597
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class AV (FRN) (United States)	5.653%	12/25/2033	USD	487,949	489,178
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN) (United States)	5.583%	04/25/2034	USD	251,424	251,502
					933,432
Total (Cost - $12,310,696)					12,995,118

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Corporate Obligations -- 10.4%
Capital Goods -- 0.7%
Aerospace/Defense -- 0.4%
BAE Systems Holdings, Inc., 144A (United States)	4.750%	08/15/2010	USD	60,000	$57,490
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	390,000	504,041
					561,531
Diversified Manufacturing -- 0.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands)❖	5.450%	11/24/2010	USD	350,000	342,519
					904,050
Communications -- 0.6%
Media - Cable -- 0.1%
Comcast Corp. (United States)	6.500%	11/15/2035	USD	230,000	217,113
Telecommunications - Wirelines -- 0.5%
SBC Communications (United States)	4.125%	09/15/2009	USD	100,000	95,006
Telecom Italia Capital (Italy)w	4.875%	10/01/2010	USD	570,000	545,043
					640,049
					857,162
Energy -- 0.1%
Petronas Capital Ltd., Reg. S (Malaysia)	6.375%	05/22/2009	EUR	100,000	136,002
Finance -- 8.2%
Banking -- 5.3%
Bank of America Corp. (FRN) (United States)	5.406%	06/19/2009	USD	2,000,000	1,999,140
Bank of Scotland (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	110,000	146,657

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Banking (continued)
Barclays Bank plc (EMTN) (United Kingdom)	5.750%	03/08/2011	EUR	620,000	$844,945
BES Finance Ltd. (EMTN) (Cayman Islands)	6.250%	05/17/2011	EUR	290,000	401,284
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	170,000	224,299
Mizuho Finance, Reg. S (VRN) (Cayman Islands)	4.750%	04/15/2014	EUR	330,000	428,838
Nordea Bank Finland plc, Reg. S (EMTN) (VRN) (Finland)	5.750%	03/26/2014	EUR	700,000	935,579
Rabobank Capital Funding Trust III, 144A (VRN) (United States)❖*	5.254%	10/21/2016	USD	710,000	650,423
RBS Capital Trust I (VRN) (United States)*	4.709%	07/01/2013	USD	330,000	298,279
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	260,000	356,915
Sumitomo Mitsui Banking (VRN) (Japan)	4.375%	10/27/2014	EUR	180,000	230,875
Svenska Handelsbanken (VRN) (Sweden)	5.125%	12/28/2011	EUR	200,000	257,868
UBS Preferred Funding Trust I (VRN) (United States)*	8.622%	10/01/2010	USD	330,000	360,993
					7,136,095
Diversified Financial Services -- 2.9%
Glencore Finance Europe (Luxembourg)	5.375%	09/30/2011	EUR	150,000	190,973
HSBC Finance Corp. (United States)	4.625%	09/15/2010	USD	980,000	939,221
HSBC Finance Corp. (United States)	5.875%	03/31/2008	EUR	200,000	264,398
MBNA Europe Funding plc (EMTN) (United Kingdom)	4.500%	01/23/2009	EUR	190,000	246,342
Mitchells & Butlers Finance, Ser. C1 (United Kingdom)	6.469%	09/15/2030	GBP	300,000	622,115
Morgan Stanley (United States)	4.000%	01/15/2010	USD	1,740,000	1,644,829
					3,907,878
Insurance -- 0.0%
ING Cap Funding Trust III (VRN) (United States)*	8.439%	12/31/2010	USD	40,000	43,769
					11,087,742
Utilities -- 0.8%
Dominion Resources Inc. (United States)	4.750%	12/15/2010	USD	230,000	219,529
Nisource Finance Corp. (United States)	7.875%	11/15/2010	USD	460,000	492,121
Southern Power Co. (United States)	4.875%	07/15/2015	USD	280,000	253,941
					965,591
Total (Cost - $13,916,306)					13,950,547

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Mortgage-Backed Securities -- 28.0%
Collateralized Mortgage Obligations (CMO) -- 4.9%
CMO Floater -- 4.3%
Atlantes Mortgage plc, Ser. 2003-1, Class A, Reg. S (FRN) (Ireland)	3.360%	01/17/2036	EUR	1,010,112	$1,297,262
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2, Reg. S (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	652,623
Granite Master Issuer plc, Ser. 2005-1, Class A5 (FRN) (United Kingdom)	3.056%	12/20/2054	EUR	1,000,000	1,279,030
Interstar Millennium Trust, Ser. 2005-1G, Class A (FRN) (Australia)	5.390%	12/08/2036	USD	933,688	933,704
Interstar Millennium Trust, Ser. 2005-2L, Class A1, 144A (FRN) (Australia)❖	5.270%	07/27/2038	USD	357,233	357,596
Southern Pacific Securities, Ser. 2005-1X, Class A2A (FRN) (United Kingdom)	3.140%	06/10/2043	EUR	998,547	1,275,321
					5,795,536
Planned Amortization Class -- 0.6%
FNMA, Ser. 2005-29, Class AD	4.500%	08/25/2034	USD	849,016	821,967
					6,617,503
Commercial Mortgage-Backed Securities -- 5.8%
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A4 (United States)	5.741%	05/10/2045	USD	840,000	835,100
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11, Class A4 (United States)	5.625%	03/11/2039	USD	860,000	838,560
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW12, Class A4 (United States)	5.711%	09/11/2038	USD	1,190,000	1,181,202
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-T22, Class A4 (United States)	5.467%	04/12/2038	USD	600,000	586,729
Dolerite Funding plc, Ser. 2005-2, Class A (FRN) (United Kingdom)	4.886%	05/20/2037	GBP	769,112	1,424,361
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7, Class A4 (United States)	6.110%	06/10/2016	USD	970,000	971,127
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class A4 (United States)	5.553%	04/10/2038	USD	660,000	644,049
The Mall Funding plc, Ser. 2005-1, Class A (FRN) (Ireland)	4.822%	04/22/2014	GBP	700,000	1,293,951
					7,775,079

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Mortgage Pass-Through Securities -- 2.7%
FNMA Pool #725591	5.000%	07/01/2034	USD	1,037,616	$973,032
FNMA Pool #832483	5.000%	09/01/2035	USD	2,904,888	2,717,159
					3,690,191
			Number of Shares
Mutual Fund -- 14.6%
FFTW Mortgage-Backed Portfolio(1)				2,038,789	19,613,153
Total (Cost - $38,208,363)					37,695,926
			Face Amount
Sovereign Obligations -- 38.2%
Canada -- 2.2%
Canadian Government Bond	4.500%	06/01/2015	CAD	3,250,000	2,904,865
Denmark -- 0.7%
Kingdom of Denmark	7.000%	11/10/2024	DKK	4,400,000	1,004,149
France -- 10.9%
France O.A.T.	5.500%	04/25/2010	EUR	740,000	1,003,583
France O.A.T.	5.000%	10/25/2011	EUR	40,000	53,871
France O.A.T.	4.000%	04/25/2014	EUR	6,590,000	8,424,736
France O.A.T.	5.750%	10/25/2032	EUR	1,230,000	1,916,981
France O.A.T.	4.000%	04/25/2055	EUR	2,720,000	3,249,428
					14,648,599
Germany -- 4.9%
Bundesrepublik Deutschland, Ser. 99	3.750%	01/04/2009	EUR	5,110,000	6,555,463
Japan -- 8.6%
Japanese Government Bond, Ser. 22	2.500%	03/20/2036	JPY	65,000,000	567,712
Japanese Government Bond, Ser. 246	0.800%	12/20/2012	JPY	1,000,000	8,305
Japanese Government Bond, Ser. 254	1.400%	09/20/2013	JPY	322,000,000	2,756,671
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	280,000,000	2,391,496

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Japan (continued)
Japanese Government Bond, Ser. 279	2.000%	03/20/2016	JPY	342,000,000	$3,010,773
Japanese Government Bond, Ser. 82	2.100%	09/20/2025	JPY	154,000,000	1,310,990
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	176,528,000	1,516,583
					11,562,530
Mexico -- 0.1%
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	1,450,000	121,638
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	800,000	72,617
					194,255
Netherlands -- 1.7%
Netherlands Government	7.500%	01/15/2023	EUR	1,320,000	2,331,459
New Zealand -- 1.6%
New Zealand Government Indexed-Linked Bond, Ser. 216	4.500%	02/15/2016	NZD	2,630,000	2,178,694
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	60,000	36,639
					2,215,333
Poland -- 0.5%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	2,140,000	697,457
Supranational -- 0.2%
European Investment Bank	5.500%	12/07/2009	GBP	118,000	221,295
Sweden -- 0.7%
Swedish Government Bond, Ser. 1037	8.000%	08/15/2007	SEK	6,100,000	892,968
United Kingdom -- 4.6%
U.K. Treasury Bond	4.750%	06/07/2010	GBP	2,250,000	4,153,880
U.K. Treasury Bond	5.000%	09/07/2014	GBP	660,000	1,242,310
U.K. Treasury Bond	4.250%	12/07/2055	GBP	400,000	754,912
					6,151,102

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
United States -- 1.5%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	$1,027,001	$999,561
U.S. Treasury Inflation-Indexed Bond	2.000%	01/15/2026	1,004,791	919,933
U.S. Treasury Note	4.250%	11/15/2014	70,000	65,833
				1,985,327
Total (Cost - $52,078,963)				51,364,802
			Number of Shares
Short-Term Securities -- 12.3%
Mutual Fund -- 7.6%
FFTW U.S. Short-Term Portfolio(1)			1,098,667	10,206,619
			Face Amount
Time Deposit -- 3.7%
Societe Generale Time Deposit	5.281%	07/03/2006	$5,000,000	5,000,000
U.S. Treasury Obligation -- 1.0%
U.S. Treasury Bill@‡	5.020%	11/09/2006	1,400,000	1,375,384
Total (Cost - $16,598,737)				16,582,003
Total Investments - 98.6% (Cost - $133,113,065)				132,588,396
Other Assets, Net of Liabilities - 1.4%				1,881,581
Net Assets - 100.0%				$134,469,977

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$2,343,317	$4,078,190	$(1,734,873)	$134,323,269

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

Summary of Abbreviations

CAD  Canadian Dollar

CPI  Consumer Price Index

DKK  Danish Krone

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FRN  Floating Rate Note

GBP  Great British Pound

JPY  Japanese Yen

MXN  Mexican Peso

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

PLN  Polish Zloty

Reg. S  A regulation under the Securities Act of 1933 which exempts from registration certain offers and sales of securities made outside of the United States by foreign issuers.

SEK  Swedish Krona

USD  United States Dollar

VRN  Variable Rate Note

❖  Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities were valued at $1,449,183, or 1.1% of net assets. The Board of Directors has deemed these securities to be liquid.

w  Illiquid security, which represents 0.4% of net assets.

*  Perpetual bond. Maturity date shown is next call date.

(1)  Affiliated Issuer.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

‡  Interest rate shown represents yield to maturity at date of purchase.

†  See securities valuation policy in Note 2 to the Financial Statements.

Asset Class Summary

(shown as a percentage of Net Assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
Sovereign Obligations	38.2%
Mortgage-Backed Securities	28.0
Short-Term Securities	12.3
Corporate Obligations	10.4
Asset-Backed Securities	9.7
Financial Futures Contracts	(0.0	)*
Forward Foreign Exchange Contracts	0.0	*
Other Assets, Net of Other Liabilities	1.4
	100.0%

*  Rounds to less than 0.1% or (0.1%).

See Notes to Financial Statements.

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Corporate Obligations -- 4.9%
Capital Goods -- 0.6%
Aerospace/Defense -- 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	40,000	$51,697
Diversified Manufacturing -- 0.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands)❖	5.450%	11/24/2010	USD	60,000	58,718
					110,415
Communications -- 0.6%
Comcast Corp. (United States)	6.500%	11/15/2035	USD	30,000	28,319
Telefonos De Mexico SA (Mexico)	4.750%	01/27/2010	USD	106,000	100,947
					129,266
Finance -- 3.1%
Banking -- 1.6%
Mizuho Finance, Reg. S (VRN) (Cayman Islands)	4.750%	04/15/2014	EUR	40,000	51,980
Nordea Bank Finland plc, Reg. S (EMTN) (VRN) (Finland)	5.750%	03/26/2014	EUR	50,000	66,827
RBS Capital Trust I (VRN) (United States)*	4.709%	07/01/2013	USD	50,000	45,194
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	60,000	82,365
Wachovia Bank NA (United States)	4.875%	02/01/2015	USD	100,000	92,543
					338,909
Diversified Financial Services -- 0.9%
Goldman Sachs Group, Inc. (United States)	5.350%	01/15/2016	USD	100,000	94,440
Morgan Stanley (United States)	4.000%	01/15/2010	USD	100,000	94,530
					188,970
Insurance -- 0.6%
Chubb Corp. (United States)	4.934%	11/16/2007	USD	120,000	118,781
					646,660

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Utilities -- 0.6%
Electric -- 0.2%
Southern Power Co., Series D (United States)	4.875%	07/15/2015	USD	50,000	$45,347
Other Utilities -- 0.4%
United Utility Water plc (EMTN) (United Kingdom)	4.875%	03/18/2009	EUR	30,000	39,205
Veolia Environnement (EMTN) (France)	5.875%	06/27/2008	EUR	30,000	39,777
					78,982
					124,329

Total (Cost - $986,080)	1,010,670
Mortgage-Backed Securities -- 24.8%
Commercial Mortgage-Backed Securities -- 3.8%

Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A4 (VRN) (United States)	5.741%	05/10/2045	USD	130,000	129,242
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11, Class A4 (VRN) (United States)	5.467%	03/11/2039	USD	110,000	107,258
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW12, Class A4 (VRN) (United States)	5.711%	09/11/2038	USD	180,000	178,669
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-T22, Class A4 (VRN) (United States)	5.458%	04/12/2038	USD	100,000	97,788
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7, Class A4 (VRN) (United States)	6.110%	07/10/2038	USD	100,000	100,116
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class A4 (VRN) (United States)	5.553%	04/10/2038	USD	80,000	78,067
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4 (VRN) (United States)	5.661%	03/15/2039	USD	90,000	88,568
					779,708
Mortgage Pass-Through Security -- 4.8%
FHLMC Gold TBA (United States)	6.500%	07/01/2035	USD	1,000,000	1,005,625
			Number of Shares
Mutual Fund -- 16.2%
FFTW Mortgage-Backed Portfolio (1)				347,341	3,341,417
Total (Cost - $5,254,173)					5,126,750

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Sovereign Obligations -- 47.9%
Canada -- 2.2%
Canadian Government Bond	4.500%	06/01/2015	CAD	510,000	$455,840
France -- 11.3%
France O.A.T.	5.500%	04/25/2010	EUR	30,000	40,686
France O.A.T.	5.000%	10/25/2011	EUR	90,000	121,210
France O.A.T.	4.000%	10/25/2014	EUR	20,000	25,528
France O.A.T.	5.750%	10/25/2032	EUR	580,000	903,015
France O.A.T.	4.000%	04/25/2055	EUR	180,000	215,036
France O.A.T. Index-Linked Bond	4.000%	04/25/2009	EUR	800,000	1,031,764
					2,337,239
Germany -- 4.9%
Bundesrepublic Deutschland, Series 4	3.750%	01/04/2015	EUR	800,000	1,002,412
Japan -- 11.5%
Japanese Government Bond, Ser. 22	2.500%	03/20/2036	JPY	13,000,000	113,542
Japanese Government Bond, Ser. 246	0.800%	12/20/2012	JPY	3,000,000	24,914
Japanese Government Bond, Ser. 248	0.700%	03/20/2013	JPY	6,000,000	49,300
Japanese Government Bond, Ser. 254	1.400%	09/20/2013	JPY	158,000,000	1,352,652
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	29,000,000	247,691
Japanese Government Bond, Ser. 279	2.000%	03/20/2016	JPY	12,000,000	105,641
Japanese Government Bond, Ser. 82	2.100%	09/20/2025	JPY	19,000,000	161,746
Japanese Government CPI Linked Bond, Ser. 5	0.800%	09/10/2015	JPY	37,111,000	318,827
					2,374,313
Mexico -- 0.5%
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	330,000	29,955
United Mexican States	9.875%	02/01/2010	USD	60,000	67,500
					97,455
New Zealand -- 0.9%
New Zealand Government Indexed-Linked Bond, Ser. 216	4.500%	02/15/2016	NZD	230,000	190,532

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Poland -- 0.5%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	260,000	$84,738
Poland Government Bond, Ser. 1110	6.000%	11/24/2010	PLN	70,000	22,357
					107,095
Supranational -- 0.2%
European Investment Bank	5.500%	12/07/2009	GBP	24,000	45,009
United Kingdom -- 10.8%
U.K. Treasury Bond	4.750%	06/07/2010	GBP	300,000	553,851
U.K. Treasury Bond	4.750%	09/07/2015	GBP	650,000	1,204,071
U.K. Treasury Bond	4.750%	12/07/2038	GBP	190,000	377,735
U.K. Treasury Bond	4.250%	12/07/2055	GBP	50,000	94,364
					2,230,021
United States -- 5.1%
U.S. Treasury Bond	5.375%	02/15/2031	USD	380,000	386,561
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	USD	192,362	187,223
U.S. Treasury Inflation-Indexed Bond	2.000%	01/15/2026	USD	121,793	111,507
U.S. Treasury Inflation-Indexed Bond	3.375%	04/15/2032	USD	1,135	1,340
U.S. Treasury Note	3.750%	05/15/2008	USD	250,000	243,682
U.S. Treasury Note	4.250%	11/15/2014	USD	126,000	118,499
					1,048,812

Total (Cost - $9,921,219)	9,888,728

Number of Shares
Short-Term Securities -- 17.7%
Mutual Fund -- 6.9%
FFTW U.S. Short-Term Portfolio (1)	154,013	1,430,777

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
Time Deposits -- 9.7%
Dresdner Bank Time Deposit	5.300%	07/03/2006	$1,000,000	$1,000,000
Societe Generale Time Deposit	5.281%	07/03/2006	1,000,000	1,000,000
				2,000,000
U.S. Treasury Obligation -- 1.1%
U.S. Treasury Bill@‡	5.020%	11/09/2006	220,000	216,132
Total (Cost - $3,648,440)				3,646,909
Total Investments - 95.3% (Cost - $19,809,912)				19,673,057
Other Assets, Net of Liabilities - 4.7%				980,194
Net Assets - 100.0%				$20,653,251

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$184,504	$511,677	$(327,173)	$20,000,230

Summary of Abbreviations

CAD  Canadian Dollar

CPI  Consumer Price Index

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FRN  Floating Rate Note

GBP  Great British Pound

JPY  Japanese Yen

MXN  Mexican Peso

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

PLN  Polish Zloty

Reg. S  A regulation under the Securities Act of 1933 which exempts from registration certain offers and sales of securities made outside of the United States by foreign issuers.

USD  United States Dollar

VRN  Variable Rate Note

❖  Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, this security was valued at $58,718, or 0.3% of net assets. The Board of Directors has deemed this security to be liquid.

*  Perpetual bond. Maturity date shown is next call date.

(1)  Affiliated Issuer.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

‡  Interest rate shown represents yield to maturity at date of purchase.

†  See securities valuation policy in Note 2 to the Financial Statements.

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

Asset Class Summary

(shown as a percentage of Net Assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
Sovereign Obligations	47.9%
Mortgage-Backed Securities	24.8
Short-Term Securities	17.7
Corporate Obligations	4.9
Forward Foreign Exchange Contracts	(1.0)
Financial Futures Contracts	0.0 *
Other Assets, Net of Other Liabilities	5.7
100.0%

*  Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW Funds, Inc.

International Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Asset-Backed Securities (ABS) -- 7.6%
Credit Cards -- 5.9%
Citibank Credit Card Issuance Trust, Ser. 2004-A2, Class A (FRN) (United States)	2.996%	05/24/2013	EUR	700,000	$894,659
Karta plc, Ser. 2005-1, Class A (FRN) (United Kingdom)	2.914%	07/15/2012	EUR	600,000	767,420
MBNA Credit Card Master Note Trust, Ser. 2002-A11, Class A11 (FRN) (Luxembourg)	3.015%	03/19/2012	EUR	600,000	770,930
MBNA Credit Card Master Note Trust, Ser. 2002-A2, Class A (United States)	5.600%	07/17/2014	EUR	1,100,000	1,503,702
Sherwood Castle Funding plc, Ser. 2003-1, Class A (FRN) (United Kingdom)	3.159%	08/15/2010	EUR	500,000	641,794
					4,578,505
Home Equity Loans -- 0.1%
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2 (FRN) (United States)	5.623%	04/25/2033	USD	96,757	96,888
Other ABS -- 1.6%
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1 (FRN) (United States)	5.573%	05/25/2032	USD	100,976	101,020
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands)❖	0.531%	10/14/2008	JPY	3,164,000	27,437
Lombarda Lease Finance SRL, Ser. 2002-2, Class A (FRN) (Italy)	3.192%	10/30/2015	EUR	280,884	360,535
Snowdonia Securities plc, Ser. 2006-1, Class A (FRN) (United Kingdom)	4.801%	12/21/2016	GBP	403,993	747,355
					1,236,347
Total (Cost - $5,710,273)					5,911,740
Corporate Obligations -- 9.6%
Capital Goods -- 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	170,000	219,710
Consumer Non - Cyclical -- 0.2%
Imperial Tobacco Finance (EMTN) (United Kingdom)	6.250%	06/06/2007	EUR	140,000	183,173

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Energy -- 0.2%
Petronas Capital Ltd., Reg. S (Malaysia)	6.375%	05/22/2009	EUR	100,000	$136,002
Finance -- 6.7%
Banking -- 1.8%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	360,000	479,967
Bank of Scotland plc (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	475,741
RBS Capital Trust A (United Kingdom)*	6.467%	06/30/2012	EUR	180,000	251,700
Skandinaviska Enskilda (Sweden)	4.125%	05/28/2015	EUR	170,000	217,071
					1,424,479
Diversified Financial Services -- 4.9%
Chase Credit Card Master Trust, Ser. 1998-4, Class A (United States)	5.000%	08/15/2008	EUR	656,775	858,536
Citibank Credit Card Issuance Trust (United States)	5.375%	04/11/2011	EUR	650,000	874,308
Glencore Finance Europe (Luxembourg)	5.375%	09/30/2011	EUR	90,000	114,584
MBNA Credit Card Master Note Trust, Ser. 2004-A1 (United States)	4.500%	01/17/2014	EUR	1,000,000	1,298,123
Saecure BV, Ser. A2 (Netherlands)	5.710%	11/25/2007	EUR	500,000	656,001
					3,801,552
					5,226,031
Utilities -- 2.2%
Electric -- 1.1%
E.ON International Finance BV (EMTN) (Netherlands)	5.750%	05/29/2009	EUR	650,000	870,454
Other Utilities -- 1.1%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	340,000	444,320
Veolia Environnement (EMTN) (France)	5.875%	06/27/2008	EUR	340,000	450,806
					895,126
					1,765,580
Total (Cost - $6,524,014)					7,530,496

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Mortgage-Backed Securities -- 12.6%
Collateralized Mortgage Obligations -- 6.7%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)	4.300%	05/19/2055	EUR	1,000,000	$1,286,103
Delphinus BV, Ser. 2003-I, Class A2, Reg. S (FRN) (Netherlands)	4.122%	04/25/2093	EUR	1,000,000	1,280,779
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	652,623
Granite Master Issuer plc, Ser. 2005-1, Class A5 (FRN) (United Kingdom)	3.056%	12/20/2054	EUR	500,000	639,515
Residential Accreditation Loans, Inc., Ser. 2004-QS10, Class A3 (FRN) (United States)	5.823%	07/25/2034	USD	692,971	696,645
Southern Pacific Securities, Ser. 2005-1X, Class A2A (FRN) (United Kingdom)	3.140%	06/10/2043	EUR	499,274	637,661
					5,193,326
Commercial Mortgage-Backed Securities -- 5.9%
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A4 (VRN) (United States)	5.741%	05/10/2045	USD	480,000	477,200
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11, Class A4 (VRN) (United States)	5.458%	03/11/2039	USD	490,000	477,784
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW12, Class A4 (VRN) (United States)	5.711%	09/11/2038	USD	680,000	674,973
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-T22, Class A4 (VRN) (United States)	5.467%	04/12/2038	USD	300,000	293,364
Dolerite Funding plc, Ser. 2005-2, Class A (FRN) (United Kingdom)	4.886%	05/20/2037	GBP	404,796	749,664
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7, Class A4 (VRN) (United States)	6.110%	07/10/2038	USD	600,000	600,697
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class A4 (United States)	5.553%	04/10/2038	USD	380,000	370,816
The Mall Funding plc, Ser. 2005-1, Class A (FRN) (Ireland)	4.822%	04/22/2014	GBP	500,000	924,251
					4,568,749
Total (Cost - $9,421,567)					9,762,075

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Sovereign Obligations -- 55.5%
Austria -- 3.1%
Republic of Austria	4.000%	07/15/2009	EUR	1,860,000	$2,396,673
Canada -- 3.5%
Canadian Government Bond	4.500%	06/01/2015	CAD	3,010,000	2,690,352
France -- 4.1%
France O.A.T.	4.000%	10/25/2014	EUR	2,480,000	3,165,496
Germany -- 5.9%
Bundesschatzanweisungen	2.500%	09/22/2006	EUR	3,620,000	4,623,200
Italy -- 0.9%
Buoni Poliennali del Tesoro	5.750%	02/01/2033	EUR	470,000	699,957
Japan -- 15.8%
Japan Finance Corp. for Municipal Enterprises	1.550%	02/21/2012	JPY	250,000,000	2,189,529
Japanese Government Bond, Ser. 22	2.500%	03/20/2036	JPY	71,000,000	620,116
Japanese Government Bond, Ser. 254	1.400%	09/20/2013	JPY	194,000,000	1,660,851
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	458,000,000	3,911,804
Japanese Government Bond, Ser. 279	2.000%	03/20/2016	JPY	210,000,000	1,848,720
Japanese Government Bond, Ser. 82	2.100%	09/20/2025	JPY	125,000,000	1,064,116
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	114,342,000	982,332
					12,277,468
Mexico -- 0.2%
Mexican Fixed Rate Bonds, Ser. M	9.000%	12/22/2011	MXN	1,200,000	108,522
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	600,000	50,333
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	490,000	44,478
					203,333
Netherlands -- 4.5%
Netherlands Government	7.500%	01/15/2023	EUR	1,990,000	3,514,851
New Zealand -- 2.3%
New Zealand Government, Ser. 709	7.000%	07/15/2009	NZD	2,850,000	1,776,645

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Poland -- 0.7%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	1,140,000	$371,542
Poland Government Bond, Ser. 1110	6.000%	11/24/2010	PLN	510,000	162,884
					534,426
Sweden -- 5.5%
Swedish Government Bond, Ser. 1043	5.000%	01/28/2009	SEK	29,650,000	4,264,674
United Kingdom -- 7.2%
U.K. Treasury Bond	4.750%	06/07/2010	GBP	1,500,000	2,769,254
U.K. Treasury Bond	5.000%	09/07/2014	GBP	260,000	489,395
U.K. Treasury Bond	4.750%	12/07/2038	GBP	840,000	1,669,988
U.K. Treasury Bond	4.250%	12/07/2055	GBP	350,000	660,548
					5,589,185
United States -- 1.8%
U.S. Treasury Bond	7.625%	02/15/2025	USD	260,000	330,200
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	USD	514,035	500,301
U.S. Treasury Inflation-Indexed Bond	2.000%	01/15/2026	USD	608,964	557,535
U.S. Treasury Note	4.250%	11/15/2014	USD	10,000	9,405
					1,397,441
Total (Cost - $44,074,009)					43,133,701
Short-Term Securities -- 10.0%
Time Deposits -- 9.0%
Dresdner Bank Time Deposit	5.300%	07/03/2006	USD	3,500,000	3,500,000
Societe Generale Time Deposit	5.281%	07/03/2006	USD	3,500,000	3,500,000
					7,000,000
U.S. Treasury Obligation -- 1.0%
U.S. Treasury Bill@‡	5.020%	11/09/2006	USD	770,000	756,461
Total (Cost - $7,756,464)					7,756,461
Total Investments - 95.3% (Cost - $73,486,327)					74,094,473
Other Assets, Net of Liabilities - 4.7%					3,615,388
Net Assets - 100.0%					$77,709,861

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$1,415,036	$1,388,982	$26,054	$74,068,419

Summary of Abbreviations

CAD  Canadian Dollar

CPI  Consumer Price Index

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FRN  Floating Rate Note

GBP  Great British Pound

JPY  Japanese Yen

MXN  Mexican Peso

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

PLN  Polish Zloty

Reg. S  A regulation under the Securities Act of 1933 which exempts from registration certain offers and sales of securities made outside of the United States by foreign issuers.

SEK  Swedish Krona

USD  United States Dollar

❖  Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, this security was valued at $27,437, or less than 0.1% of net assets. The Board of Directors has deemed this security to be liquid.

*  Perpetual bond. Maturity date shown is next call date.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

‡  Interest rate shown represents yield to maturity at date of purchase.

†  See securities valuation policy in Note 2 to the Financial Statements.

Asset Class Summary

(shown as a percentage of Net Assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
Sovereign Obligations	55.5%
Mortgage-Backed Securities	12.6
Short-Term Securities	10.0
Corporate Obligations	9.6
Asset-Backed Securities	7.6
Forward Foreign Exchange Contracts	0.1
Financial Futures Contracts	(0.0)*
Other Assets, Net of Other Liabilities	4.6
100.0%

*  Rounds to less than (0.1%).

See Notes to Financial Statements.

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value†
U.S. Treasury Inflation-Indexed Securities -- 95.7%
U.S. Treasury Inflation-Indexed Bond -- 31.4%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	$34,177,476	$33,273,628
U.S. Treasury Inflation-Indexed Notes -- 64.3%
U.S. Treasury Inflation-Indexed Note	4.250%	01/15/2010	3,160,027	3,357,990
U.S. Treasury Inflation-Indexed Note	0.875%	04/15/2010	4,294,641	4,052,364
U.S. Treasury Inflation-Indexed Note	3.000%	07/15/2012	3,572,991	3,680,363
U.S. Treasury Inflation-Indexed Note	1.875%	07/15/2013	16,546,034	15,899,673
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2014	30,637,370	29,580,371
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2016	11,922,255	11,388,431
				67,959,192
Total (Cost - $104,923,343)				101,232,820
Short-Term Securities -- 3.5%
Time Deposit -- 3.4%
Societe Generale Time Deposit	5.281%	07/03/2006	3,600,000	3,600,000
U.S. Treasury Obligation -- 0.1%
U.S. Treasury Bill‡@	5.070%	12/14/2006	70,000	68,421
Total (Cost - $3,668,399)				3,668,421
Total Investments - 99.2% (Cost - $108,591,742)				104,901,241
Other Assets, Net of Liabilities - 0.8%				866,836
Net Assets - 100.0%				$105,768,077

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$22	$5,584,699	$(5,584,677)	$110,485,918

‡  Interest rate shown represents yield to maturity at date of purchase.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

†  See securities valuation policy in Note 2 to the Financial Statements.

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

Asset Class Summary

(shown as a percentage of Net Assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	64.3%
U.S. Treasury Inflation-Indexed Bonds	31.4
Short-Term Securities	3.5
Financial Futures Contracts	0.0 *
Other Assets, Net of Liabilities	0.8
100.0%

*  Rounds to less than 0.1%

See Notes to Financial Statements.

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
Sovereign Index-Linked Obligations -- 93.6%
Australia -- 0.7%
Australian Index-Linked Bond	4.000%	08/20/2020	AUD	120,000	$134,400
Canada -- 0.1%
Canadian Government Real Return Bond	4.000%	12/01/2031	CAD	11,952	15,326
France -- 14.3%
France O.A.T. Index-Linked Bond	3.000%	07/25/2012	EUR	373,470	513,639
France O.A.T. Index-Linked Bond	1.600%	07/25/2015	EUR	729,134	915,059
France O.A.T. Index-Linked Bond	2.250%	07/25/2020	EUR	244,485	324,272
France O.A.T. Index-Linked Bond	3.150%	07/25/2032	EUR	646,212	1,021,529
					2,774,499
Italy -- 1.4%
Buoni Poliennali Del Tesoro, Ser. CPI	2.150%	09/15/2014	EUR	201,995	261,664
Japan -- 2.9%
Japanese Government CPI Linked Bond, Ser. 2	1.100%	06/10/2014	JPY	11,044,000	97,456
Japanese Government CPI Linked Bond, Ser. 5	0.800%	09/10/2015	JPY	27,081,000	232,658
Japanese Government CPI Linked Bond, Ser. 7	0.800%	03/10/2016	JPY	28,000,000	239,725
					569,839
Sweden -- 4.1%
Swedish Government Index-Linked Bond	4.000%	12/01/2008	SEK	1,844,425	271,567
Swedish Government Index-Linked Bond	4.000%	12/01/2020	SEK	1,960,427	337,993
Swedish Government Index-Linked Bond	3.500%	12/01/2028	SEK	1,109,758	192,623
					802,183
United Kingdom -- 18.9%
U.K. Index-Linked Treasury Stock	2.500%	05/20/2009	GBP	166,000	769,313
U.K. Index-Linked Treasury Stock	2.500%	08/16/2013	GBP	80,000	336,367
U.K. Index-Linked Treasury Stock	2.500%	07/26/2016	GBP	300,000	1,411,909
U.K. Index-Linked Treasury Stock	2.500%	04/16/2020	GBP	240,000	1,150,080
					3,667,669

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Coupon Rate	Maturity	Face Amount		Value†
United States -- 51.2%
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2014	USD	2,354,854	$2,272,985
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2016	USD	2,131,374	2,035,379
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	USD	5,764,460	5,610,439
					9,918,803
Total (Cost - $18,415,698)					18,144,383
Short-Term Securities -- 4.2%
Time Deposit -- 4.1%
Societe Generale Time Deposit	5.281%	07/03/2006	USD	800,000	800,000
U.S. Treasury Obligation -- 0.1%
U.S. Treasury Bill‡@	5.070%	12/14/2006	USD	20,000	19,549
Total (Cost - $819,543)					819,549
Total Investments - 97.8% (Cost - $19,235,241)					18,963,932
Other Assets, Net of Liabilities - 2.2%					426,903
Net Assets - 100.0%					$19,390,835

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2006 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$142,838	$694,573	$(551,735)	$19,515,667

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments (continued)

June 30, 2006 (unaudited)

Summary of Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

CPI  Consumer Price Index

EUR  European Monetary Unit (Euro)

GBP  Great British Pound

JPY  Japanese Yen

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

USD  United States Dollar

‡  Interest rate shown represents yield to maturity at date of purchase.

@  Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

†  See securities valuation policy in Note 2 to the Financial Statements.

Asset Class Summary

(shown as a percentage of total net assets)

June 30, 2006 (unaudited)

Classification	% of Net Assets
Sovereign Index-Linked Obligations	93.6%
Short-Term Securities	4.2
Forward Foreign Exchange Contracts	0.3
Financial Futures Contracts	0.0 *
Other Assets, Net of Liabilities	1.9
100.0%

*  Rounds to less than 0.1%

  Country Composition of the Portfolio (as a percentage of Total Investments)
  versus the Barclay's Global Inflation-Linked Bond Index Hedged

Country	Portfolio	Benchmark
United States	52.52%	33.58%
United Kingdom	19.33%	20.24%
Sweden	4.23%	22.66%
France	18.84%	13.23%
Japan	3.00%	2.77%
Canada	0.00%	0.00%
Italy	1.38%	6.89%
Australia	0.70%	0.63%
	100.00%	100.00%

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	U.S. Short-Term Portfolio	Limited Duration Portfolio	Mortgage-Backed Portfolio
Assets
Investments in securities, at value	$150,702,512	$115,833,577	$236,332,453
Cash	1,171,428	16,791	1,607,863
Receivable for securities sold	-	-	39,992,267
Interest receivable	331,453	533,268	935,007
Variation margin receivable	-	13,296	-
Receivable for open swap contracts	-	-	535,043
Other receivables	-	-	150,280
Total assets	152,205,393	116,396,932	279,552,913
Liabilities
Payable for securities purchased	-	-	117,091,199
Payable for fund shares redeemed	-	300,000	-
Variation margin payable	781	-	152,502
Distribution payable	9,027	19	-
Payable for reverse repurchase agreements	3,033,900	6,446,250	-
Payable for interest on reverse repurchase agreements	455	860	-
Accrued expenses and other liabilities	47,477	35,622	56,198
Total liabilities	3,091,640	6,782,751	117,299,899
Net Assets	$149,113,753	$109,614,181	$162,253,014
Shares Outstanding (par value $0.001)	16,044,662	11,536,112	16,866,000
Net Asset Value Per Share	$9.29	$9.50	$9.62
Components of Net Assets as of June 30, 2006 were as follows:
Paid-in capital	$163,287,157	$114,748,888	$178,946,110
Distributions in excess of investment income, net	(6,594)	(539,732)	(483,836)
Accumulated net realized loss on investments, short sales, financial futures, swap and options contracts and foreign currency-related transactions	(14,089,282)	(3,538,251)	(11,400,054)
Net unrealized depreciation on investments, short sales, financial futures, swap and options contracts and translation of other assets and liabilities denominated in foreign currency	(77,528)	(1,056,724)	(4,809,206)
	$149,113,753	$109,614,181	$162,253,014
(a) Cost of investments	$150,784,319	$116,870,570	$241,946,292

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Assets and Liabilities (continued)

June 30, 2006 (unaudited)

	Worldwide Portfolio	Worldwide Core Portfolio	International Portfolio
Assets
Investments in securities, at value (a)
Unaffiliated issuers (b)	$102,768,624	$14,900,863	$74,094,473
Affiliated issuers (c)	29,819,772	4,772,194	-
Cash	1,324,984	63,510	2,807,391
Cash on deposit at broker	2,251,358	1,997,931	935,666
Foreign cash (d)	1,487,769	1,647,603	1,798,031
Receivable for securities sold	3,991,669	43,966	1,030,265
Receivable for fund shares sold	-	-	53,034
Receivable from Investment Adviser (Note 3)	18,891	-	-
Interest receivable	953,649	136,618	883,603
Unrealized appreciation of forward foreign exchange contracts (Note 5)	1,559,799	210,046	750,079
Total assets	144,176,515	23,772,731	82,352,542
Liabilities
Payable for securities purchased	6,747,041	1,215,795	2,467,794
Payable for fund shares redeemed	-	16	4,397
Variation margin payable	1,351,666	1,478,113	1,406,970
Unrealized depreciation of forward foreign exchange contracts (Note 5)	1,522,380	397,930	687,408
Distribution payable	42,856	5,448	42,247
Accrued expenses and other liabilities	42,595	22,178	33,865
Total liabilities	9,706,538	3,119,480	4,642,681
Net Assets	$134,469,977	$20,653,251	$77,709,861
Shares Outstanding (par value $0.001)	16,097,927	1,920,113	10,424,362
Net Asset Value Per Share	$8.35	$10.76	$7.45
Components of Net Assets as of June 30, 2006 were as follows:
Paid-in capital	$140,235,771	$18,671,782	$79,930,506
Undistributed (distributions in excess of) investment income, net	(5,387,278)	1,006,118	(2,142,233)
Accumulated net realized gain (loss) on investments, financial futures contracts and foreign currency-related transactions	102,066	1,083,140	(866,576)
Net unrealized appreciation (depreciation) on investments, financial futures contracts and translation of other assets and liabilities denominated in foreign currency	(480,582)	(107,789)	788,164
	$134,469,977	$20,653,251	$77,709,861
(a) Unaffiliated cost of investments	$102,535,876	$14,925,348	$73,486,327
(b) Affiliated cost of investments	$30,577,189	$4,884,564	$-
(c) Cost of foreign cash	$1,444,295	$1,440,851	$1,678,621

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Assets and Liabilities (continued)

June 30, 2006 (unaudited)

	U.S. Inflation-Indexed Portfolio	Global Inflation-Indexed Hedged Portfolio
Assets
Investments in securities, at value (a)	$104,901,241	$18,963,932
Cash	19,639	29,978
Foreign cash (b)	-	125,757
Receivable from Investment Adviser (Note 3)	19,142	23,471
Interest receivable	1,030,788	210,936
Variation margin receivable	29,063	5,391
Unrealized appreciation of forward foreign exchange contracts (Note 5)	-	63,191
Total assets	105,999,873	19,422,656
Liabilities
Payable for fund shares redeemed	190,000	-
Accrued expenses and other liabilities	41,796	31,821
Total liabilities	231,796	31,821
Net Assets	$105,768,077	$19,390,835
Shares Outstanding (par value $0.001)	10,632,041	1,976,506
Net Asset Value Per Share	$9.95	$9.81
Components of Net Assets as of June 30, 2006 were as follows:
Paid-in capital	$111,881,081	$20,193,441
Undistributed (distributions in excess of) investment income, net	33,557	(483,716)
Accumulated net realized loss on investments, financial futures contracts and foreign currency-related transactions	(2,475,186)	(112,894)
Net unrealized depreciation on investments, financial futures contracts and translation of other assets and liabilities denominated in foreign currency	(3,671,375)	(205,996)
	$105,768,077	$19,390,835
(a) Cost of investments	$108,591,742	$19,235,241
(b) Cost of foreign cash	$-	$127,055

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Operations

For the Six Months Ended June 30, 2006 (unaudited)

	U.S. Short-Term Portfolio	Limited Duration Portfolio	Mortgage-Backed Portfolio
Investment Income
Interest	$3,703,643	$2,541,343	$5,747,371
Expenses
Investment advisory fees (Note 3)	217,655	202,057	241,731
Administration fees	30,142	21,059	33,304
Custodian and accounting fees (Note 3)	35,418	28,516	55,679
Directors' fees and expenses	21,372	17,032	23,632
Audit fees	20,800	17,135	26,961
Legal fees	17,774	14,911	20,903
Transfer agent fees	2,592	1,239	94
Operations monitoring agent fees (Note 3)	14,514	11,546	16,115
Registration fees	3,025	8,431	1,289
Chief Compliance Officer fees (Note 3)	5,715	4,703	6,619
Other fees and expenses	8,383	5,349	6,857
Total operating expenses	377,390	331,978	433,184
Waiver of investment advisory fees (Note 3)	(108,799)	(115,461)	-
Operating expenses, net	268,591	216,517	433,184
Interest	14,829	9,173	52,417
Total expenses	283,420	225,690	485,601
Investment income, net	3,420,223	2,315,653	5,261,770
Net Realized and Unrealized Gain (Loss) on Investments, Short Sales, Financial Futures, Swap and Options Contracts and Foreign Currency-Related Transactions
Net realized loss on investments	(34,530)	(610,840)	(2,743,535)
Net realized loss on short sales	-	-	(6,406)
Net realized gain (loss) on financial futures, swap and options contracts	12,190	(135,084)	1,334,108
Net realized gain on foreign currency-related transactions	-	99,116	-
Net change in unrealized appreciation (depreciation) on investments	(40,364)	106,341	(5,387,609)
Net change in unrealized appreciation on short sales	-	-	8,749
Net change in unrealized appreciation (depreciation) on financial futures, swap and options contracts	2,444	(30,732)	848,989
Net change in unrealized depreciation on translation of other assets and liabilities denominated in foreign currency	-	(98,671)	-
Net realized and unrealized loss on investments, short sales, financial futures, swap and options contracts and foreign currency-related transactions	(60,260)	(669,870)	(5,945,704)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,359,963	$1,645,783	$(683,934)

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Operations (continued)

For the Six Months Ended June 30, 2006 (unaudited)

	Worldwide Portfolio	Worldwide Core Portfolio	International Portfolio
Investment Income
Interest	$2,027,593	$254,926	$1,426,675
Dividends from affiliated issuers	937,295	123,663	—
Total investment income	2,964,888	378,589	1,426,675
Expenses
Investment advisory fees (Note 3)	257,062	36,389	148,778
Administration fees	19,870	4,002	15,950
Custodian and accounting fees (Note 3)	79,328	40,563	69,510
Directors' fees and expenses	18,953	2,627	10,806
Audit fees	26,349	20,745	17,142
Legal fees	15,454	1,738	9,529
Transfer agent fees	1,430	1,184	1,846
Operations monitoring agent fees (Note 3)	9,903	1,446	7,439
Registration fees	4,872	9,669	11,901
Chief Compliance Officer fees (Note 3)	5,140	643	2,946
Other fees and expenses	11,551	7,019	7,284
Total operating expenses	449,912	126,025	303,131
Waiver of investment advisory fees (Note 3)	(64,319)	(18,638)	—
Operating expenses, net	385,593	107,387	303,131
Investment income, net	2,579,295	271,202	1,123,544
Net Realized and Unrealized Gain (Loss) on Investments, Financial Futures Contracts and Foreign Currency-Related Transactions
Net realized gain (loss) on investments	520,197	(77,083)	(735,954)
Net realized gain (loss) on financial futures contracts	(441,907)	6,622	(211,523)
Net realized gain (loss) on foreign currency-related transactions	102,059	(152,528)	148,334
Net change in unrealized appreciation (depreciation) on investments	(530,081)	(95,913)	1,918,670
Net change in unrealized appreciation (depreciation) on financial futures contracts	(235,689)	2,714	(96,311)
Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currency	340,975	(224,821)	505,905
Net realized and unrealized gain (loss) on investments, financial futures contracts and foreign currency-related transactions	(244,446)	(541,009)	1,529,121
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,334,849	$(269,807)	$2,652,665

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Operations (continued)

For the Six Months Ended June 30, 2006 (unaudited)

	U.S. Inflation-Indexed Portfolio	Global Inflation-Indexed Hedged Portfolio
Investment Income
Interest	$2,494,817	$436,298
Expenses
Investment advisory fees (Note 3)	211,786	38,522
Administration fees	22,312	5,030
Custodian and accounting fees (Note 3)	21,579	35,226
Directors' fees and expenses	15,441	2,795
Audit fees	17,630	15,143
Legal fees	13,688	2,308
Transfer agent fees	96	57
Operations monitoring agent fees (Note 3)	10,579	1,916
Registration fees	1,537	1,537
Chief Compliance Officer fees (Note 3)	4,237	665
Other fees and expenses	5,074	3,801
Total operating expenses	323,959	107,000
Waiver of investment advisory fees (Note 3)	(138,646)	-
Reduction of expenses by investment adviser	-	(58,848)
Operating expenses, net	185,313	48,152
Investment income, net	2,309,504	388,146
Net Realized and Unrealized Gain (Loss) on Investments, Financial Futures Contracts and Foreign Currency-Related Transactions
Net realized loss on investments	(1,713,938)	(155,446)
Net realized gain on financial futures contracts	64,633	11,337
Net realized loss on foreign currency-related transactions	-	(101,429)
Net change in unrealized depreciation on investments	(2,533,050)	(79,229)
Net change in unrealized appreciation on financial futures contracts	19,126	3,544
Net change in unrealized depreciation on translation of other assets and liabilities denominated in foreign currency	-	(406,416)
Net realized and unrealized loss on investments, financial futures contracts and foreign currency-related transactions	(4,163,229)	(727,639)
Net Decrease in Net Assets Resulting from Operations	$(1,853,725)	$(339,493)

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Changes in Net Assets

	U.S. Short-Term Portfolio		Limited Duration Portfolio
	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005
Increase (Decrease) in Net Assets From Operations
Investment income, net	$3,420,223	$4,485,078	$2,315,653	$3,976,827
Net realized loss on investments, financial futures, swap and options contracts and foreign currency-related transactions	(22,340)	(907,207)	(646,808)	(1,218,076)
Net change in unrealized appreciation (depreciation) on investments, financial futures and on translation of assets and liabilities denominated in foreign currency	(37,920)	560,227	(23,062)	(235,997)
Net increase in net assets resulting from operations	3,359,963	4,138,098	1,645,783	2,522,754
Distributions to Shareholders
From investment income, net	3,426,817	4,641,774	2,475,252	4,692,282
Capital Share Transactions, Net	7,920,245	(2,008,485)	(3,440,050)	38,093,274
Total increase (decrease) in net assets	7,853,391	(2,512,161)	(4,269,519)	35,923,746
Net Assets
Beginning of Period	141,260,362	143,772,523	113,883,700	77,959,954
End of Period	$149,113,753	$141,260,362	$109,614,181	$113,883,700
Distributions in excess of Investment Income, Net	$(6,594)	$-	$(539,732)	$(380,133)

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Changes in Net Assets (continued)

	Mortgage-Backed Portfolio
	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005
Increase (Decrease) in Net Assets From Operations
Investment income, net	$5,261,770	$5,267,161
Net realized loss on investments, short sales, financial futures, swap and options contracts	(1,415,833)	(820,895)
Net change in unrealized depreciation on investments, short sales and financial futures, swap and options contracts	(4,529,871)	(544,636)
Net increase (decrease) in net assets resulting from operations	(683,934)	3,901,630
Distributions to Shareholders
From investment income, net	5,790,126	5,696,350
Capital Share Transactions, Net	6,590,129	50,775,896
Total increase in net assets	116,069	48,981,176
Net Assets
Beginning of Period	162,136,945	113,155,769
End of Period	$162,253,014	$162,136,945
Undistributed (distributions in excess of) Investment Income, Net	$(483,836)	$44,520

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Changes in Net Assets (continued)

	Worldwide Portfolio		Worldwide Core Portfolio
	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005
Increase (Decrease) in Net Assets From Operations
Investment income, net	$2,579,295	$4,386,152	$271,202	$1,128,539
Net realized gain (loss) on investments, financial futures contracts and foreign currency-related transactions	180,349	3,270,238	(222,989)	2,829,464
Net change in unrealized depreciation on investments, financial futures contracts and on translation of assets and liabilities denominated in foreign currency	(424,795)	(14,646,384)	(318,020)	(2,171,942)
Net increase (decrease) in net assets resulting from operations	2,334,849	(6,989,994)	(269,807)	1,786,061
Distributions to Shareholders
From investment income, net	2,407,600	13,364,566	263,654	948,932
From net realized gain on investments, financial futures contracts and foreign currency-related transactions	-	1,462,603	-	-
Total Distributions	2,407,600	14,827,169	263,654	948,932
Capital Share Transactions, Net	12,285,596	(40,958,293)	5,494,050	(39,735,227)
Total increase (decrease) in net assets	12,212,845	(62,775,456)	4,960,589	(38,898,098)
Net Assets
Beginning of Period	122,257,132	185,032,588	15,692,662	54,590,760
End of Period	$134,469,977	$122,257,132	$20,653,251	$15,692,662
Undistributed (distributions in excess of) Investment Income, Net	$(5,387,278)	$(5,558,973)	$1,006,118	$998,570

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Portfolio		U.S. Inflation-Indexed Portfolio
	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005
Increase (Decrease) in Net Assets From Operations
Investment income, net	$1,123,544	$2,151,980	$2,309,504	$5,991,272
Net realized gain (loss) on investments, financial futures contracts and foreign currency-related transactions	(799,143)	(411,815)	(1,649,305)	676,753
Net change in unrealized appreciation (depreciation) on investments, financial futures contracts and on translation of assets and liabilities denominated in foreign currency	2,328,264	(10,049,415)	(2,513,924)	(2,630,473)
Net increase (decrease) in net assets resulting from operations	2,652,665	(8,309,250)	(1,853,725)	4,037,552
Distributions to Shareholders
From investment income, net	1,114,754	5,710,923	2,275,947	5,992,027
From net realized gain on investments, financial futures contracts and foreign currency-related transactions	-	982,711	-	1,827,683
Return of capital	-	2,037,690	-	-
Total Distributions	1,114,754	8,731,324	2,275,947	7,819,710
Capital Share Transactions, Net	1,582,466	8,750,245	1,475,947	12,312,623
Total increase (decrease) in net assets	3,120,377	(8,290,329)	(2,653,725)	8,530,465
Net Assets
Beginning of Period	74,589,484	82,879,813	108,421,802	99,891,337
End of Period	$77,709,861	$74,589,484	$105,768,077	$108,421,802
Undistributed (distributions in excess of) Investment Income, Net	$(2,142,233)	$(2,151,023)	$33,557	$-

See Notes to Financial Statements.

FFTW Funds, Inc.

Statements of Changes in Net Assets (continued)

	Global Inflation-Indexed Hedged Portfolio
	Six Months Ended June 30, 2006 (unaudited)	Year Ended Dec. 31, 2005
Increase (Decrease) in Net Assets From Operations
Investment income, net	$388,146	$1,190,731
Net realized gain (loss) on investments, financial futures contracts and foreign currency-related transactions	(245,538)	1,630,241
Net change in unrealized depreciation on investments, financial futures contracts and on translation of assets and liabilities denominated in foreign currency	(482,101)	(1,213,730)
Net increase (decrease) in net assets resulting from operations	(339,493)	1,607,242
Distributions to Shareholders
From investment income, net	372,438	1,425,303
From net realized gain on investments, financial futures contracts and foreign currency-related transactions	-	980,751
Total Distributions	372,438	2,406,054
Capital Share Transactions, Net	372,438	(2,416,592)
Total decrease in net assets	(339,493)	(3,215,404)
Net Assets
Beginning of Period	19,730,328	22,945,732
End of Period	$19,390,835	$19,730,328
Distributions in excess of Investment Income, Net	$(483,716)	$(499,424)

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

U.S. Short-Term Portfolio

	For the Six Months Ended		For the Year Ended,
For a share outstanding throughout the period:	June 30, 2006 (unaudited)		Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Per Share Data
Net asset value, beginning of period	$9.30		$9.33	$9.43	$9.53	$9.68	$9.71
Increase (Decrease) From Investment Operations
Net investment income	0.22		0.30	0.26	0.19 *	0.24 *	0.48
Net realized and unrealized gain (loss) on investments and financial futures contracts	(0.01)		0.00 †	(0.10)	(0.05)	(0.14)	(0.03)
Total from investment operations	0.21		0.30	0.16	0.14	0.10	0.45
Less Distributions
From investment income, net	0.22		0.33	0.26	0.24	0.25	0.48
Net asset value, end of period	$9.29		$9.30	$9.33	$9.43	$9.53	$9.68
Total Return	2.25	% (c)	3.32%	1.74%	1.49%	0.95%	4.79%
Ratios/Supplemental Data
Net assets, end of period (000's)	$149,114		$141,260	$143,773	$103,838	$94,452	$289,078
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.37	% (b)	0.37%	0.35%	0.35%	0.25%	0.25%
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.39	% (b)	0.39%	0.35%	0.35%	0.30%	0.32%
Ratio of net investment income to average net assets (a)	4.01	% (b)	3.47%	2.45%	1.98%	2.46%	4.88%
Decrease in above expense ratios due to waiver of investment advisory and administration fees	0.15	% (b)	0.15%	0.15%	0.16%	0.21%	0.22%
Portfolio Turnover	68	% (c)	176%	165%	190%	282%	158%

(a)  Net of waivers and reimbursements.

(b)  Annualized.

(c)  Not annualized.

*  Calculation based on average shares outstanding.

†  Rounds to less than 0.01.

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

Limited Duration Portfolio

	For the Six Months Ended		For the Year Ended,
For a share outstanding throughout the period:	June 30, 2006 (unaudited)		Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Per Share Data
Net asset value, beginning of period	$9.57		$9.76	$9.96	$10.15	$10.05	$9.85
Increase (Decrease) From Investment Operations
Net investment income	0.21	*	0.40 *	0.31 *	0.34 *	0.42	0.53
Net realized and unrealized gain (loss) on investments, financial futures contracts and foreign currency related transactions	(0.07)		(0.18)	(0.15)	(0.09)	0.15	0.19
Total from investment operations	0.14		0.22	0.16	0.25	0.57	0.72
Less Distributions
From investment income, net	0.21		0.41	0.35	0.38	0.42	0.52
From net realized gain on investments, and financial futures contracts and foreign currency related transactions	-		-	0.01	0.06	0.05	-
Total distributions	0.21		0.41	0.36	0.44	0.47	0.52
Net asset value, end of period	$9.50		$9.57	$9.76	$9.96	$10.15	$10.05
Total Return	1.44	% (c)	2.31%	1.65%	2.49%	5.81%	7.46%
Ratios/Supplemental Data
Net assets, end of period (000's)	$109,614		$113,884	$77,960	$124,072	$165,870	$117,357
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.38	% (b)	0.38%	0.37%	0.35%	0.30%	0.30%
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.39	% (b)	0.38%	0.37%	0.35%	0.30%	0.30%
Ratio of net investment income to average net assets (a)	4.01	% (b)	3.60%	3.13%	3.35%	4.19%	5.32%
Decrease in above expense ratios due to waiver of investment advisory fees	0.20	% (b)	0.20%	0.20%	0.20%	0.24%	0.23%
Portfolio Turnover	131	% (c)	171%	191%	352%	110%	209%

(a)  Net of waivers.

(b)  Annualized.

(c)  Not annualized.

*  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

Mortgage-Backed Portfolio

	For the Six Months Ended		For the Year Ended,
For a share outstanding throughout the period:	June 30, 2006 (unaudited)		Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Per Share Data
Net asset value, beginning of period	$10.01		$10.16	$10.19	$10.29	$10.00	$9.96
Increase (Decrease) From Investment Operations
Net investment income	0.32	*	0.41 *	0.43 *	0.40 *	0.44 *	0.61
Net realized and unrealized gain (loss) on investments, short sales, financial futures, swap, and options contracts	(0.36)		(0.10)	0.10	(0.02)	0.41	0.02
Total from investment operations	(0.04)		0.31	0.53	0.38	0.85	0.63
Less Distributions
From investment income, net	0.35		0.46	0.56	0.48	0.56	0.59
Net asset value, end of period	$9.62		$10.01	$10.16	$10.19	$10.29	$10.00
Total Return	(0.40	%) (c)	3.16%	5.33%	3.84%	8.68%	6.43%
Ratios/Supplemental Data
Net assets, end of period (000's)	$162,253		$162,137	$113,156	$129,530	$155,814	$357,288
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.54	% (b)	0.49%	0.34%	0.31%	0.25%	0.25%
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.60	% (b)	0.52%	0.34%	0.32%	0.25%	0.25%
Ratio of net investment income to average net assets (a)	6.53	% (b)	4.06%	4.27%	3.94%	4.38%	6.02%
Decrease in above expense ratios due to waiver of investment advisory fees	N/A		0.06%	0.20%	0.21%	0.22%	0.21%
Portfolio Turnover	289	% (c)	594%	595%	582%	601%	523%

(a)  Net of waivers.

(b)  Annualized.

(c)  Not annualized.

*  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

Worldwide Portfolio

	For the Six Months Ended		For the Year Ended,
For a share outstanding throughout the period:	June 30, 2006 (unaudited)		Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Per Share Data
Net asset value, beginning of period	$8.36		$9.96	$9.97	$9.61	$8.64	$8.91
Increase (Decrease) From Investment Operations
Net investment income	0.17	*	0.28 *	0.26 *	0.26 *	0.31	0.39 *
Net realized and unrealized gain (loss) on investments, financial futures contracts and foreign currency related transactions	(0.02)		(0.75)	0.69	0.91	0.96	(0.27)
Total from investment operations	0.15		(0.47)	0.95	1.17	1.27	0.12
Less Distributions
From investment income, net	0.16		1.01	0.84	0.81	0.30	0.39
From net realized gain on investments, financial futures, swap, and options contracts and foreign currency related transactions	-		0.12	0.12	-	-	-
Total distributions	0.16		1.13	0.96	0.81	0.30	0.39
Net asset value, end of period	$8.35		$8.36	$9.96	$9.97	$9.61	$8.64
Total Return	1.87	% (c)	(5.03%)	10.13%	12.68%	14.97%	1.40%
Ratios/Supplemental Data
Net assets, end of period (000's)	$134,470		$122,257	$185,033	$169,665	$172,039	$158,839
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.60	% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.60	% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (a)	4.01	% (b)	3.08%	2.62%	2.71%	3.42%	4.50%
Decrease in above expense ratios due to waiver of investment advisory fees	0.10	% (b)	0.09%	0.05%	0.04%	0.02%	0.01%
Portfolio Turnover	48	% (c)	360%	327%	392%	585%	618%

(a)  Net of waivers.

(b)  Annualized.

(c)  Not annualized.

*  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

Worldwide Core Portfolio

	For the Six Months Ended		For the Year Ended,
For a share outstanding throughout the period:	June 30, 2006 (unaudited)		Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Per Share Data
Net asset value, beginning of period	$11.07		$10.91	$11.18	$11.15	$10.96	$10.79
Increase (Decrease) From Investment Operations
Net investment income	0.16	*	0.35 *	0.31 *	0.31 *	0.40 *	0.48
Net realized and unrealized gain (loss) on investments, financial futures and foreign currency related transactions	(0.33)		0.04	0.26	0.11	0.36	0.27
Total from investment operations	(0.17)		0.39	0.57	0.42	0.76	0.75
Less Distributions
From investment income, net	0.14		0.23	0.66	0.39	0.53	0.58
From capital stock in excess of par value	-		-	-	-	0.04	-
Return of Capital	-		-	0.18	-	-	-
Total distributions	0.14		0.23	0.84	0.39	0.57	0.58
Net asset value, end of period	$10.76		$11.07	$10.91	$11.18	$11.15	$10.96
Total Return	(1.50	%)(c)	3.62%	5.49%	3.71%	7.36%	6.94%
Ratios/Supplemental Data
Net assets, end of period (000's)	$20,653		$15,693	$54,591	$66,754	$116,859	$219,987
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	1.18	% (b)	0.76%	0.64%	0.55%	0.45%	0.45%
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	1.18	% (b)	0.76%	0.65%	0.55%	0.45%	0.45%
Ratio of net investment income to average net assets (a)	2.98	% (b)	3.16%	2.87%	2.74%	3.61%	4.38%
Decrease in above expense ratios due to waiver of investment advisory fees	0.20	% (b)	0.16%	0.15%	0.16%	0.17%	0.17%
Portfolio Turnover	176	% (c)	397%	381%	441%	565%	615%

(a)  Net of waivers.

(b)  Annualized.

(c)  Not annualized.

*  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

International Portfolio

	For the Six Months Ended		For the Year Ended,
For a share outstanding throughout the period:	June 30, 2006 (unaudited)		Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Per Share Data
Net asset value, beginning of period	$7.30		$9.09	$8.81	$8.67	$7.53	$8.18
Increase (Decrease) From Investment Operations
Net investment income	0.11	*	0.22 *	0.21 *	0.20 *	0.16	0.29
Net realized and unrealized gain (loss) on investments, financial futures contracts and foreign currency related transactions	0.15		(1.08)	0.77	1.46	1.45	(0.63)
Total from investment operations	0.26		(0.86)	0.98	1.66	1.61	(0.34)
Less Distributions
From investment income, net	0.11		0.62	0.62	1.32	0.42	0.31
From net realized gain on investments, and financial futures contracts and foreign currency related transactions	-		0.10	0.08	0.20	0.05	-
From capital stock in excess of par value	-		0.21	-	-	-	-
Total distributions	0.11		0.93	0.70	1.52	0.47	0.31
Net asset value, end of period	$7.45		$7.30	$9.09	$8.81	$8.67	$7.53
Total Return	3.72	% (c)	(9.77%)	12.17%	20.25%	21.81%	(4.22%)
Ratios/Supplemental Data
Net assets, end of period (000's)	$77,710		$74,589	$82,880	$79,542	$88,120	$107,848
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.81	% (b)	0.75%	0.76%	0.71%	0.60%	0.60%
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.81	% (b)	0.75%	0.76%	0.71%	0.61%	0.60%
Ratio of net investment income to average net assets (a)	3.02	% (b)	2.68%	2.44%	2.22%	2.50%	3.70%
Decrease in above expense ratios due to waiver of investment advisory fees	N/A		N/A	N/A	0.01%	0.07%	0.06%
Portfolio Turnover	35	% (c)	79%	221%	223%	334%	659%

(a)  Net of waivers.

(b)  Annualized.

(c)  Not Annualized.

*  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

U.S. Inflation-Indexed Portfolio

	For the Six Months Ended		For the Year Ended,				Period From
For a share outstanding throughout the period:	June 30, 2006 (unaudited)		Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	January 2, 2001* to December 31, 2001
Per Share Data
Net asset value, beginning of period	$10.34		$10.67	$10.71	$10.82	$10.09	$10.00
Increase (Decrease) From Investment Operations
Net investment income	0.22		0.53	0.42	0.40 **	0.49	0.46
Net realized and unrealized gain (loss) on investments and financial futures contracts	(0.39)		(0.17)	0.59	0.42	1.11	0.19
Total from investment operations	(0.17)		0.36	1.01	0.82	1.60	0.65
Less Distributions
From investment income, net	0.22		0.53	0.42	0.41	0.49	0.46
From net realized gain on investments	-		0.16	0.63	0.52	0.38	0.10
Total distributions	0.22		0.69	1.05	0.93	0.87	0.56
Net asset value, end of period	$9.95		$10.34	$10.67	$10.71	$10.82	$10.09
Total Return	(1.67	%)(c)	3.44%	9.71%	7.65%	16.17%	6.55	% (c)
Ratios/Supplemental Data
Net assets, end of period (000's)	$105,768		$108,422	$99,891	$86,162	$89,355	$39,610
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.35	% (b)	0.35%	0.35%	0.35%	0.35%	0.35	% (b)
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.35	% (b)	0.35%	0.35%	0.35%	0.35%	0.35	% (b)
Ratio of net investment income to average net assets (a)	4.36	% (b)	5.08%	4.06%	3.65%	4.98%	4.74	% (b)
Decrease in above expense ratios due to waiver of investment advisory fees	0.26	% (b)	0.25%	0.29%	0.25%	0.22%	0.33	% (b)
Portfolio Turnover	228	% (c)	637%	774%	154%	140%	74	% (c)

(a)  Net of waivers.

(b)  Annualized.

(c)  Not annualized.

*  Commencement of Operations.

**  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

Financial Highlights

Global Inflation-Indexed Hedged Portfolio

For a share outstanding throughout the period:	For the Six Months Ended June 30, 2006 (unaudited)		Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Period From January 14, 2003* to December 31, 2003
Per Share Data
Net asset value, beginning of period	$10.18		$10.39	$10.28	$10.00
Increase (Decrease) From Investment Operations
Net investment income	0.20	**	0.42 **	0.37 **	0.38	**
Net realized and unrealized gain (loss) on investments, financial futures contracts and foreign currency related transactions	(0.38)		0.13	0.53	0.27
Total from investment operations	(0.18)		0.55	0.90	0.65
Less Distributions
From investment income, net	0.19		0.47	0.42	0.25
From net realized gain on investments, and foreign currency related transactions	-		0.29	0.37	0.10
Return of Capital	-		-	-	0.02
Total distributions	0.19		0.76	0.79	0.37
Net asset value, end of period	$9.81		$10.18	$10.39	$10.28
Total Return	(1.66	%)(c)	5.33%	8.93%	6.59	% (c)
Ratios/Supplemental Data
Net assets, end of period (000's)	$19,391		$19,730	$22,946	$20,987
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.50	% (b)	0.50%	0.50%	0.50	% (b)
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.50	% (b)	0.50%	0.50%	0.50	% (b)
Ratio of net investment income to average net assets (a)	4.03	% (b)	3.98%	3.54%	3.87	% (b)
Decrease in above expense ratios due to reduction of investment advisory fees	0.61	% (b)	0.37%	0.40%	0.31	% (b)
Portfolio Turnover	269	% (c)	707%	593%	137	% (c)

(a)  Net of waivers and reimbursements.

(b)  Annualized.

(c)  Not annualized.

*  Commencement of Operations.

**  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

Notes to Financial Statements

June 30, 2006 (unaudited)

1.  Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently has seventeen Portfolios (the "Portfolios"), eight of which were active as of June 30, 2006. The eight active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Mortgage-Backed Portfolio ("Mortgage"); Worldwide Portfolio ("Worldwide"); Worldwide Core Portfolio ("Worldwide Core"); International Portfolio ("International"); U.S. Inflation-Indexed Portfolio ("U.S. Inflation-Indexed"); and Global Inflation-Indexed Hedged Portfolio ("Global Inflation-Indexed Hedged"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Adviser").

2.   Summary of Significant Accounting Policies

Net Asset Value

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the first-in first-out method for determining gain or loss on sales of securities.

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, which are not valued by a pricing service approved by the Board of Directors, or which are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued at fair value as determined in good faith under the direction of the Board of Directors by the Fund's valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

Expenses

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated proportionately among them based on their net assets.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

2.   Summary of Significant Accounting Policies (continued)

Income Tax

There is no provision for federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

At December 31, 2005, certain Portfolios had the following capital loss carryforwards to offset net capital gains, to the extent provided by federal income tax regulations.

Portfolio	Carryforward Amount	Expiration Date
U.S. Short-Term	(7,649,973)	12/31/2007
	(1,768,493)	12/31/2008
	(1,204,646)	12/31/2010
	(1,272,514)	12/31/2011
	(882,026)	12/31/2012
	(1,285,671)	12/31/2013
Limited Duration	(1,108,685)	12/31/2012
	(1,452,456)	12/31/2013
Mortgage	(7,267,722)	12/31/2007
	(115,491)	12/31/2008
	(1,946,932)	12/31/2013

In addition, International, Limited Duration, Mortgage and Worldwide Core generated post October 31, 2005, net capital losses of $17,157, $174,261, $658,213 and $12,400, respectively, which, if unused, will expire on December 31, 2013. Limited Duration and Global Inflation-Indexed Hedged generated post October 31, 2005 foreign currency losses of $412,707 and $67,606, respectively which will be treated as arising on January 1, 2006.

Dividends to Shareholders

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each Portfolio, other than U.S. Short-Term, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of U.S. Short-Term will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.

Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

2.   Summary of Significant Accounting Policies (continued)

The components of distributable earnings and tax character of distributions paid on a tax basis will be reported at fiscal year end.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation and depreciation on assets and liabilities other than investments in securities denominated in foreign currencies arise from changes in the exchange rates.

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

3.   Investment Advisory Agreements and Affiliated Transactions

At meetings held on February 21, 2006 and March 22, 2006, the Fund's Board of Directors approved the continuation of the investment advisory agreements with the Adviser for the U.S. Short-Term, Limited Duration, Mortgage, Worldwide, Worldwide Core, International, U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios. Each agreement was considered and reviewed separately.

In determining whether to approve the investment advisory agreements, the Board, including all of the Directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), reviewed and considered the following information:

U.S. Short-Term

As part of its review in connection with the investment advisory agreement relating to U.S. Short-Term, the Board carefully considered the following: (i) a memorandum from the Fund's counsel setting forth the Board's fiduciary duties and responsibilities under the 1940 Act and Maryland law and the factors the Board should consider in its evaluation of the advisory and sub-advisory agreements (the "Dechert Memorandum"); (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the one-, five-, and 10-year periods and noted that the Portfolio had outperformed its benchmark in each reporting period. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional Ultra-Short Obligation Funds. The Portfolio's net advisory fee and total expenses were about equal to the industry medians. Considering these fees against the fees charged by Advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for U.S. Short-Term.

Limited Duration

As part of its review in connection with the investment advisory agreement relating to the Limited Duration Portfolio, the Board carefully considered the following: (i) the Dechert Memorandum; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the one-, five-, and 10-year periods and noted that the Portfolio had outperformed its benchmark in each reporting period. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Based on the foregoing, the Board concluded that the Adviser's portfolio

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional Short Investment-Grade Debt Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for Limited Duration.

Mortgage

As part of its review in connection with the investment advisory agreement relating to the Mortgage Portfolio, the Board carefully considered the following: (i) the Dechert Memorandum; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the one- and five-year periods and since inception and noted that the Portfolio had outperformed its benchmark in each reporting period. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. The Board also considered that the recent change in portfolio manager had not harmed the Portfolio's performance. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional U.S. Mortgage Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based its evaluation on all

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for Mortgage.

Worldwide

As part of its review in connection with the advisory and sub-advisory agreements relating to the Worldwide Portfolio, the Board carefully considered the following: (i) the Dechert Memorandum; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Fischer Francis Trees & Watts (the "Sub-Adviser"). There was a clear consensus that the Adviser/Sub-Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the one-, five-, and 10-year periods and noted that while the Portfolio had underperformed in relation to its benchmark over the one- and five-year reporting periods, it was slightly ahead of its benchmark over the 10-year time horizon. The Board considered those comparisons as helpful in their assessment as to whether the Adviser/Sub-Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Based on the foregoing, the Board concluded that the Adviser/Sub-Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

The Board reviewed the Fee and Expense Analysis for Institutional Global Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser/Sub-Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory and sub-advisory agreements for Worldwide.

Worldwide Core

As part of its review in connection with the advisory and sub-advisory agreements relating to the Worldwide Core Portfolio, the Board carefully considered the following: (i) the Dechert Memorandum; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Sub-Adviser. There was a clear consensus that the Adviser/Sub-Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the one-, five-, and 10-year periods and noted that the Portfolio had underperformed its benchmark over the one- and five-year reporting periods but had outpaced its benchmark over the 10-year time horizon. The Board considered those comparisons as helpful in their assessment as to whether the Adviser/Sub-Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Based on the foregoing, the Board concluded that the Adviser/Sub-Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

The Board reviewed the Fee and Expense Analysis for Institutional Global Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser/Sub-Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory and sub-advisory agreements for Worldwide Core.

International

As part of its review in connection with the advisory and sub-advisory agreements relating to the International Portfolio, the Board carefully considered the following: (i) the Dechert Memorandum; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Sub-Adviser. There was a clear consensus that the Adviser/Sub-Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the one- and five-year reporting periods and since inception and noted that the Portfolio had underperformed its benchmark over the one- and five-year periods but had outpaced its benchmark in the 9-plus years since inception. The Board considered those comparisons as helpful in their assessment as to whether the Adviser/Sub-Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Based on the foregoing, the Board concluded that the Adviser/Sub-Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

The Board reviewed the Fee and Expense Analysis for Institutional International Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser/Sub-Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory and sub-advisory agreements for International.

U.S. Inflation-Indexed

As part of its review in connection with the investment advisory agreement relating to the U.S. Inflation-Indexed Portfolio, the Board carefully considered the following: (i) the Dechert Memorandum; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the one- and three-year periods and since inception and noted that the Portfolio had outperformed its benchmark in each reporting period. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional Intermediate U.S. Treasury Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for U.S. Inflation-Indexed.

Global Inflation-Indexed Hedged

As part of its review in connection with the advisory and sub-advisory agreements relating to the Global Inflation-Indexed Hedged Portfolio, the Board carefully considered the following: (i) the Dechert Memorandum; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Sub-Adviser. There was a clear consensus that the Adviser/Sub-Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Portfolio's performance over the past year and since inception and noted that while the Portfolio had underperformed its benchmark over the past year it was essentially on par with its benchmark since inception nearly three years ago. The Board considered those comparisons as helpful in their assessment as to whether the Adviser/Sub-Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Based on the foregoing, the Board concluded that the Adviser/Sub-Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided at the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

Due to the lack of global inflation-indexed funds, the Board reviewed the Fee and Expense Analysis for Institutional Global Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. In addition, the Board took note that the Portfolio's fees were comparable to domestic inflation-indexed funds, notwithstanding the higher costs of managing an international portfolio. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser/Sub-Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving it its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory and sub-advisory agreements for Global Inflation-Indexed Hedged.

The investment advisory fees to be paid to the Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, Mortgage, Worldwide Core, International, U.S. Inflation-Indexed, and Global Inflation-Indexed Hedged.

From time to time, the Adviser has agreed to waive its investment advisory fees and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement for the six months ended June 30, 2006 (reflecting certain waivers), the investment advisory fees per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice. The current expense caps and investment advisory fee waivers for U.S. Short-Term and Worldwide can only be changed by consent of the shareholders. All other expense caps and fee waivers can be terminated at any time by the Adviser.

Portfolio	Investment Advisory Fee per Agreement	Current Investment Advisory Fee	Current Expense Cap
U.S. Short-Term	0.30%	0.15%	0.40	% (a)
Limited Duration	0.35%	0.15%	-
Mortgage	0.30%	0.30%	-
Worldwide	0.40%	0.40%	0.60	% (a)
Worldwide Core	0.40%	0.25%	-
International	0.40%	0.40%	-
U.S. Inflation-Indexed	0.40%	0.20%	0.35	% (b)
Global Inflation-Indexed Hedged	0.40%	0.20%	0.50	% (b)

(a) Contractual expense cap per the Advisory Agreement.

(b) Voluntary expense cap which may be eliminated upon notice from the Adviser.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

3.   Investment Advisory Agreements and Affiliated Transactions (continued)

Effective May 28, 2002, Directors who are not employees of the Adviser receive an annual retainer of $40,000 payable in quarterly installments. The Chairman of the Board receives an additional 25% compensation on an annual basis, which is payable in quarterly installments. Directors' fees of $85,000 (not including expenses) were allocated among the Portfolios and paid for the six months ended June 30, 2006.

As of June 30, 2006, the Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 37.7% of the Fund's total net assets, therefore, the Adviser may be deemed a control person.

Pursuant to an Operations Monitoring Agreement, Vastardis Fund Services LLC (formerly known as EOS Fund Services LLC), the president of which serves as an officer of the Fund, earns a fee for providing operations monitoring services to the Fund as well as to other investment vehicles offered by the Adviser according to the following schedule: 0.02% of the average daily net assets of the Fund on the first $3.5 billion, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion and 0.005% on net assets over $10 billion. Pursuant to an Administration Agreement, Investors Bank & Trust Company ("IBT") earns a fee for providing fund administration services to the Fund according to the following schedule: 0.05% of the first $350 million of the Fund's average daily net assets, 0.03% thereafter up to $2 billion and 0.025% on net assets over $2 billion. IBT also serves as the Fund's custodian, accounting agent and transfer agent. Fees paid for services rendered by IBT are based upon net assets of the Fund and on transactions entered into by the Fund during the period. Fees for such services paid to IBT by the Fund are reflected as administration fees, custodian fees, accounting fees and transfer agent fees in the Statement of Operations.

Effective August 1, 2006 The Fund has contracted with Alaric Compliance Services LLC ("ACS") to provide services with respect to the monitoring of the Fund's compliance program pursuant to rule 38a-1 of the 1940 Act. ACS has designated Guy Talarico as the Fund's Chief Compliance Officer. For these services, the Fund pays ACS a monthly fee, plus any out-of-pocket expenses. Each portfolio pays a pro rata portion of the fees based on its share of the Fund's average monthly net assets. The Fund's Board of Directors approved these arrangements at a meeting on June 2, 2006.

4.   Investment Transactions

Purchase costs and proceeds from sales of investment securities (including U.S. government securities), other than short-term investments, for the six months ended June 30, 2006 for each of the Portfolios was as follows:

	Purchase Cost of		Proceeds from Sales of
Portfolio	Investment Securities	Government Securities	Investment Securities	Government Securities
U.S Short Term	$103,001,178	$15,012,249	$94,581,848	$1,840,612
Limited Duration	66,140,690	84,286,345	38,778,330	110,804,756
Mortgage	18,780,643	676,957,180	23,876,371	666,164,173
Worldwide	50,352,933	20,751,713	35,133,292	20,764,628
Worldwide Core	18,829,688	11,014,480	14,448,208	11,507,870
International	26,455,589	801,672	19,347,549	1,654,086
U.S Inflation-Indexed	-	235,555,974	-	238,542,387
Global Inflation-indexed Hedged	3,483,247	46,887,597	4,855,182	47,113,463

Mortgage engages in short-selling, in which Mortgage borrows a security to make delivery to the dealer that the security was sold to and then is obligated to replace it by purchasing the security at current market value. Mortgage incurs a loss if the price of the security increases between the date of the short sale and the date on which Mortgage

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

4.   Investment Transactions (continued)

purchases the security to cover the short sale. Mortgage realizes a gain if the price of the security declines between those dates. While Mortgage has a borrowed security, Mortgage will maintain daily a segregated account with a broker and/or custodian, of cash and/or liquid securities sufficient to cover its short position (see Note 13). At June 30, 2006, Mortgage held no short positions.

Mortgage, Worldwide and Worldwide Core may enter into dollar roll transactions with respect to Mortgage securities. In a dollar roll transaction, the fund sells Mortgage securities to a financial institution and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date, at an agreed upon price.

5.   Forward Foreign Exchange Contracts

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios' Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities and in the Statement of Operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the Statement of Operations. The Portfolios' custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts (see Note 13). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

Appendix A of the Notes to Financial Statements details each Portfolio's outstanding forward foreign exchange contracts at June 30, 2006.

6.   Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

6.   Financial Futures Contracts (continued)

securities. At June 30, 2006 , the Portfolios placed U.S. Treasury bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

Portfolio	June 30, 2006 Collateral Value
U.S. Short-Term	$19,549
Limited Duration	48,872
Mortgage	293,232
Worldwide	1,375,384
Worldwide Core	216,132
International	756,461
Global Inflation-Indexed	19,549

Appendix B of the Notes to Financial Statements details each Portfolio's open futures contracts at June 30, 2006.

7.   Capital Stock Transactions

At June 30, 2006, the Fund complex has authorized 5,000,000,000 shares, each with a par value of $0.001. Each Portfolio has been allocated 200,000,000 shares, with 100,000,000 shares classified as shares of the Investor Class and 100,000,000 shares classified as shares of the Advisor Class. 1,600,000,000 shares remained unallocated. Transactions in capital stock are listed in Appendix C of the Notes to Financial Statements.

8.   Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio's Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund's custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement (see Note 13). Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty's creditworthiness.

During the six months ended June 30, 2006, U.S. Short-Term, Limited Duration, and Mortgage entered into reverse repurchase agreements. The following table summarizes the interest expenses associated with reverse repurchase agreements, the average amount of reverse repurchase agreements outstanding, and the average interest rate for each Portfolio.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

8.   Repurchase and Reverse Repurchase Agreements (continued)

Portfolio	Interest Expense	Average Balance	Average Rate
U.S. Short-Term	$14,829	$2,742,588	4.83%
Limited Duration	9,173	3,756,531	4.65%
Mortgage	52,417	3,086,214	4.59%

At June 30, 2006, the following Portfolio's held reverse repurchase agreements:

U.S. Short-Term

Face Value	Description	Market Value (including interest)
$3,033,900	Lehman Brothers, 5.40%, dated 6/30/06, to be repurchased on 7/3/06, to be repurchased on demand, at face value, plus accrued interest.	$3,034,355

Limited Duration

Face Value	Description	Market Value (including interest)
$2,456,250	Lehman Brothers, 4.80%, dated 6/30/06, to be repurchased on 7/3/06, to be repurchased on demand, at face value, plus accrued interest.	$2,456,578
3,990,000	Lehman Brothers, 4.80%, dated 6/30/06, to be repurchased on 7/3/06, to be repurchased on demand, at face value, plus accrued interest.	3,990,532
		$6,447,110

9.   Options Transactions

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to "mark to market" option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

9.   Options Transactions (continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio's selling or buying a security or currency at a price different from the current market value. The Portfolios held no written options transactions during the six months ended June 30, 2006.

10.   Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At June 30, 2006, the following Portfolio had an outstanding swap contract with Deutsche Bank with the following terms:

Mortgage

Notional Amount	Termination Date	Payment Made by the Portfolio	Payments Received by the Portfolio
$107,000,000	9/15/2008	5.39%	USD 3-MONTH LIBOR
14,000,000	9/15/2008	5.44%	USD 3-MONTH LIBOR

11.  Interest Only and Principal Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, U.S. Treasury bonds, or other bonds. Principal only securities (POs) entitle the holder to principal cash flows on the underlying pool. The Fund primarily invests in IOs and POs backed by mortgage securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

12.   Transactions with Affiliated Issuers

Pursuant to an exemptive order issued by the SEC, the Portfolios ("Acquiring Portfolios") may invest in one or more of the following Portfolios, pursuant to certain limitations: U.S. Short-Term, Mortgage, U.S. Inflation-Indexed and Global Inflation-Indexed Hedged (the "Underlying Portfolios" ). Such affiliated transactions will provide a more efficient way for each Acquiring Portfolio to allocate investment risk of portions of a particular index by investing a portion of its assets in an Underlying Portfolio that focuses on that asset class. Advisory fees of the Acquiring Portfolios, if any, charged in association with investments in Underlying Portfolios are based on services provided that are in addition to, rather than duplicative of, services provided pursuant to any Underlying Portfolio's advisory contract. Transactions with affiliated issuers are listed in Appendix D of the Notes to Financial Statements.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

13.   Segregation of Assets

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the 1940 Act. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its settled liquid assets.

14.   Concentration of Risks

The Portfolios may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets.

The Portfolios may invest in debt securities which are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater the risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

15.   Proxy Voting Policy

A description of Portfolio's proxy voting policies and procedures and Portfolio's proxy voting record for the most recent twelve-month period ending June 30, 2006 are available without charge, upon request, by calling (800) 247-0473 and on the Securities and Exchange Commission's website at www.sec.gov.

16.  Quarterly Reporting

Each Portfolio files complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available without charge, upon request, by calling (800) 247-0473. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov. The Portfolio's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330. In addition the Fund's portfolio holdings are available on a monthly basis on Portfolio's website at www.FFTW.com.

17.   Subsequent Event

The Board of Director's voted on June 21, 2006, to appoint Guy Talarico as Chief Compliance Officer ("CCO") for FFTW Funds, Inc. Effective August 1, 2006, Mr. Talarico will replace William Vastardis as CCO, and Mr. Vastardis will remain the Chief FInancial Officer and Treasurer for FFTW Funds, Inc.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A
  Open Forward Foreign Exchange Contracts as of June 30, 2006
  (continuation of footnote 5)

Worldwide
Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)
Forward Foreign Exchange Buy Contracts
4,090,615	Australian Dollar closing 8/22/06	$3,056,734	$3,037,261	$(19,473)
513,722	British Pound Sterling closing 8/22/06	940,279	951,149	10,870
5,346,789	Canadian Dollar closing 8/22/06	4,763,591	4,814,650	51,059
24,872,075	Euro closing 8/22/06	31,332,601	31,905,597	572,996
715,085,350	Hungarian Forint closing 8/22/06	3,362,576	3,223,141	(139,435)
2,660,048,002	Japanese Yen closing 8/22/06	23,567,438	23,428,130	(139,308)
24,200,669	Mexican Peso closing 8/22/06	2,129,245	2,138,638	9,393
1,360,000	New Zealand Dollar closing 8/22/06	821,665	827,661	5,996
1,013,723	Norwegian Krone closing 8/22/06	161,421	163,456	2,035
11,068,945	Polish Zloty closing 8/22/06	3,556,909	3,478,915	(77,994)
3,040,759,331	Republic of Korea Won closing 8/22/06	3,220,370	3,209,972	(10,398)
2,862,818	Singapore Dollar closing 8/22/06	1,818,370	1,814,325	(4,045)
3,910,075	South African Rand closing 8/22/06	647,524	546,486	(101,038)
14,793,577	Swedish Krona closing 8/22/06	1,980,192	2,062,019	81,827
3,414,565	Swiss Franc closing 8/22/06	2,755,743	2,802,044	46,301
Forward Foreign Exchange Sell Contracts
1,930,000	Australian Dollar closing 8/22/06	1,451,222	1,433,015	18,207
2,506,772	British Pound Sterling closing 8/22/06	4,578,799	4,641,257	(62,458)
5,262,575	Canadian Dollar closing 8/22/06	4,701,971	4,738,817	(36,846)
2,234,265	Danish Krone closing 8/22/06	373,436	384,206	(10,770)
24,286,902	Euro closing 8/22/06	30,510,840	31,154,944	(644,105)
673,570,500	Hungarian Forint closing 8/22/06	3,167,359	3,036,019	131,340
1,777,640,937	Japanese Yen closing 8/22/06	15,859,530	15,656,410	203,120
24,107,909	Mexican Peso closing 8/22/06	2,164,897	2,130,441	34,456
6,153,065	New Zealand Dollar closing 8/22/06	3,882,584	3,744,599	137,985
2,031,007	Norwegian Krone closing 8/22/06	323,409	327,486	(4,077)
11,394,391	Polish Zloty closing 8/22/06	3,663,791	3,581,201	82,590
834,769,000	Republic of Korea Won closing 8/22/06	880,000	881,222	(1,222)
2,547,926	Singapore Dollar closing 8/22/06	1,610,000	1,614,761	(4,761)
1,414,730	South African Rand closing 8/22/06	234,285	197,728	36,557
3,936,637	Swedish Krona closing 8/22/06	531,709	548,713	(17,004)
4,040,107	Swiss Franc closing 8/22/06	3,283,511	3,315,373	(31,862)
				119,936

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A (continued)

Contract Amount	Currency to Deliver	Proceeds	Value	Contract Amount	Currency to Receive	Cost	Value	Unrealized Appreciation (Depreciation)
Forward Cross Currency Contracts closing 8/22/06
2,420,000	Australian Dollar	$1,829,802	$1,796,838	2,941,218	New Zealand Dollar	$1,829,802	$1,789,950	$(6,888)
850,000	Australian Dollar	648,613	631,121	711,129	Canadian Dollar	648,613	640,354	9,233
1,100,000	British Pound Sterling	2,020,307	2,036,636	2,477,285	Swiss Franc	2,020,307	2,032,898	(3,738)
1,921,995	British Pound Sterling	3,524,788	3,558,548	2,780,000	Euro	3,524,788	3,566,150	7,602
76,469	Canadian Dollar	69,256	68,858	90,000	Australian Dollar	69,256	66,825	(2,033)
1,260,000	Euro	1,594,584	1,616,313	1,963,021	Swiss Franc	1,594,584	1,610,885	(5,428)
3,550,000	Euro	4,505,673	4,553,897	2,445,581	British Pound Sterling	4,505,613	4,527,961	(25,876)
1,990,000	Euro	2,566,367	2,552,748	280,712,312	Japanese Yen	2,566,367	2,472,348	(80,400)
610,000	Euro	769,110	782,501	4,790,391	Norwegian Krone	769,110	772,418	(10,083)
1,090,000	Euro	1,403,681	1,398,239	10,110,178	Swedish Krona	1,403,681	1,409,219	10,980
175,561,985	Japanese Yen	1,586,347	1,546,246	1,220,000	Euro	1,586,347	1,565,001	18,755
2,322,763	New Zealand Dollar	1,455,519	1,413,574	1,940,000	Australian Dollar	1,455,519	1,440,438	26,864
1,559,820	Norwegian Krone	259,110	251,510	200,000	Euro	259,110	256,558	5,048
5,670,000	Norwegian Krone	913,865	914,249	6,603,095	Swedish Krona	913,865	920,380	6,131
698,729	Polish Zloty	233,306	219,607	180,000	Euro	233,306	230,902	11,295
8,960,705	Swedish Krona	1,227,787	1,248,998	960,000	Euro	1,227,787	1,231,476	(17,522)
6,731,493	Swedish Krona	928,665	938,277	5,620,000	Norwegian Krone	928,662	906,187	(32,086)
2,292,145	Swiss Franc	1,888,735	1,880,969	1,470,000	Euro	1,888,735	1,885,698	4,729
2,435,619	Swiss Franc	1,975,391	1,998,706	1,080,000	British Pound Sterling	1,975,391	1,999,606	900
								(82,517)
							Total	$37,419

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A (continued)

Worldwide Core
Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)
Forward Foreign Exchange Buy Contracts
470,000	Australian Dollar closing 8/22/06	$351,321	$348,973	$(2,348)
43,487	British Pound Sterling closing 8/22/06	79,839	80,515	676
592,288	Canadian Dollar closing 8/22/06	527,680	533,341	5,661
2,243,929	Euro closing 8/22/06	2,835,188	2,878,485	43,297
209,037,380	Hungarian Forint closing 8/22/06	982,965	942,205	(40,760)
184,792,242	Japanese Yen closing 8/22/06	1,637,724	1,627,541	(10,183)
3,568,052	Mexican Peso closing 8/22/06	312,922	315,312	2,390
220,000	New Zealand Dollar closing 8/22/06	132,953	133,886	933
76,808	Norwegian Krone closing 8/22/06	12,230	12,385	155
1,937,796	Polish Zloty closing 8/22/06	622,294	609,040	(13,254)
211,374,000	Republic of Korea Won closing 8/22/06	222,682	223,137	455
395,384	Singapore Dollar closing 8/22/06	251,117	250,577	(540)
1,884,500	Swedish Krona closing 8/22/06	252,040	262,673	10,633
363,016	Swiss Franc closing 8/22/06	294,765	297,897	3,132
Forward Foreign Exchange Sell Contracts
260,000	Australian Dollar closing 8/22/06	195,566	193,049	2,517
1,397,283	British Pound Sterling closing 8/22/06	2,511,194	2,587,051	(75,857)
1,162,446	Canadian Dollar closing 8/22/06	1,034,666	1,046,754	(12,088)
6,451,600	Euro closing 8/22/06	8,068,849	8,276,034	(207,185)
208,782,000	Hungarian Forint closing 8/22/06	981,764	941,054	40,710
480,742,270	Japanese Yen closing 8/22/06	4,281,589	4,234,094	47,495
4,037,299	Mexican Peso closing 8/22/06	362,594	356,780	5,814
732,475	New Zealand Dollar closing 8/22/06	462,241	445,766	16,475
322,626	Norwegian Krone closing 8/22/06	51,374	52,021	(647)
2,237,420	Polish Zloty closing 8/22/06	719,428	703,210	16,218
123,521,000	Republic of Korea Won closing 8/22/06	130,000	130,395	(395)
380,478	Singapore Dollar closing 8/22/06	240,431	241,130	(699)
661,569	Swedish Krona closing 8/22/06	89,454	92,213	(2,761)
425,136	Swiss Franc closing 8/22/06	348,326	348,873	(547)
				(170,702)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A (continued)

Contract Amount	Currency to Deliver	Proceeds	Value	Contract Amount	Currency to Receive	Cost	Value	Unrealized Appreciation (Depreciation)
Forward Cross Currency Contracts closing 8/22/06
350,000	Australian Dollar	$264,511	$259,873	425,018	New Zealand Dollar	$264,511	$258,655	$(1,218)
140,000	Australian Dollar	106,835	103,949	117,132	Canadian Dollar	106,835	105,475	1,526
150,000	British Pound Sterling	275,100	277,723	337,841	Swiss Franc	275,100	277,238	(485)
269,899	British Pound Sterling	494,532	499,714	390,000	Euro	494,532	500,287	573
190,000	Euro	240,479	243,730	295,995	Swiss Franc	240,479	242,898	(832)
470,000	Euro	596,798	602,911	323,514	British Pound Sterling	596,798	598,982	(3,929)
400,000	Euro	514,222	513,115	56,440,109	Japanese Yen	514,222	497,091	(16,024)
80,000	Euro	100,782	102,623	629,207	Norwegian Krone	100,782	101,455	(1,168)
150,000	Euro	193,117	192,418	1,391,411	Swedish Krona	193,117	193,943	1,525
25,902,735	Japanese Yen	234,051	228,136	180,000	Euro	234,051	230,902	2,766
335,241	New Zealand Dollar	210,039	204,019	280,000	Australian Dollar	210,039	207,897	3,878
77,991	Norwegian Krone	12,956	12,576	10,000	Euro	12,956	12,828	252
860,000	Norwegian Krone	138,495	138,669	1,001,076	Swedish Krona	138,495	139,536	867
38,818	Polish Zloty	12,961	12,200	10,000	Euro	12,961	12,828	628
1,213,055	Swedish Krona	166,301	169,083	130,000	Euro	166,329	166,762	(2,319)
873,936	Swedish Krona	120,568	121,815	730,000	Norwegian Krone	120,568	117,708	(4,107)
343,034	Swiss Franc	282,798	281,499	220,000	Euro	282,798	282,213	714
315,662	Swiss Franc	255,792	259,037	140,000	British Pound Sterling	255,792	259,208	171
								(17,182)
							Total	$(187,884)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A (continued)

International
Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)
Forward Foreign Exchange Buy Contracts
2,681,289	Australian Dollar closing 8/22/06	$2,003,425	$1,990,844	$(12,581)
1,123,924	British Pound Sterling closing 8/22/06	2,050,862	2,080,931	30,069
3,316,634	Canadian Dollar closing 8/22/06	2,953,030	2,986,546	33,517
5,057,228	Danish Krone closing 8/22/06	845,266	869,645	24,379
13,088,094	Euro closing 8/22/06	16,501,809	16,790,287	288,478
2,059,082,567	Japanese Yen closing 8/22/06	18,218,431	18,135,182	(83,249)
12,690,833	Mexican Peso closing 8/22/06	1,114,763	1,121,507	6,743
730,000	New Zealand Dollar closing 8/22/06	440,979	444,259	3,280
913,469	Norwegian Krone closing 8/22/06	145,457	147,291	1,834
5,275,703	Polish Zloty closing 8/22/06	1,703,044	1,658,127	(44,917)
2,291,747,942	Republic of Korea Won closing 8/22/06	2,433,525	2,419,279	(14,246)
1,723,353	Singapore Dollar closing 8/22/06	1,094,493	1,092,183	(2,310)
2,947,595	South African Rand closing 8/22/06	488,134	411,967	(76,167)
2,910,962	Swedish Krona closing 8/22/06	390,146	405,748	15,602
1,171,955	Swiss Franc closing 8/22/06	952,768	961,724	8,956
Forward Foreign Exchange Sell Contracts
1,080,000	Australian Dollar closing 8/22/06	812,024	801,895	10,129
2,555,801	British Pound Sterling closing 8/22/06	4,696,970	4,732,032	(35,062)
3,043,112	Canadian Dollar closing 8/22/06	2,716,571	2,740,246	(23,675)
880,583	Danish Krone closing 8/22/06	147,181	151,426	(4,245)
7,625,763	Euro closing 8/22/06	9,633,089	9,782,236	(149,147)
954,193,988	Japanese Yen closing 8/22/06	8,515,748	8,403,977	111,462
12,670,211	Mexican Peso closing 8/22/06	1,137,599	1,119,694	17,905
4,401,768	New Zealand Dollar closing 8/22/06	2,777,516	2,678,804	98,712
1,133,130	Norwegian Krone closing 8/22/06	180,435	182,710	(2,275)
5,411,527	Polish Zloty closing 8/22/06	1,740,041	1,700,816	39,225
445,674,000	Republic of Korea Won closing 8/22/06	469,586	470,475	(889)
1,424,308	Singapore Dollar closing 8/22/06	900,000	902,662	(2,662)
23,948,074	Swedish Krona closing 8/22/06	3,205,816	3,338,029	(132,213)
1,439,223	Swiss Franc closing 8/22/06	1,180,771	1,181,048	(277)
				106,376

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A (continued)

Contract Amount	Currency to Deliver	Proceeds	Value	Contract Amount	Currency to Receive	Cost	Value	Unrealized Appreciation (Depreciation)
Forward Cross Currency Contracts closing 8/22/06
1,390,000	Australian Dollar	$1,051,747	$1,032,068	1,690,684	New Zealand Dollar	$1,051,747	$1,028,907	$(3,161)
500,000	Australian Dollar	380,663	371,248	418,307	Canadian Dollar	380,663	376,675	5,427
610,000	British Pound Sterling	1,120,390	1,129,407	1,373,839	Swiss Franc	1,120,390	1,127,393	(2,014)
1,003,145	British Pound Sterling	1,834,863	1,857,311	1,450,000	Euro	1,834,863	1,860,042	2,731
50,979	Canadian Dollar	46,171	45,905	60,000	Australian Dollar	46,171	44,550	(1,355)
700,000	Euro	883,143	897,952	1,090,585	Swiss Franc	883,143	894,950	(3,002)
1,970,000	Euro	2,500,683	2,527,092	1,356,995	British Pound Sterling	2,500,683	2,512,459	(14,633)
1,160,000	Euro	1,491,393	1,488,034	164,110,693	Japanese Yen	1,491,393	1,445,390	(42,644)
350,000	Euro	441,196	448,976	2,749,044	Norwegian Krone	441,196	443,265	(5,711)
650,000	Euro	837,403	833,812	6,030,909	Swedish Krona	837,403	840,625	6,813
100,732,360	Japanese Yen	910,199	887,191	700,000	Euro	910,199	897,952	10,761
1,281,082	New Zealand Dollar	802,396	779,634	1,070,000	Australian Dollar	802,396	794,472	14,838
1,169,865	Norwegian Krone	194,333	188,633	150,000	Euro	194,333	192,418	3,785
3,220,000	Norwegian Krone	518,878	519,203	3,749,543	Swedish Krona	518,878	522,634	3,431
427,001	Polish Zloty	142,576	134,204	110,000	Euro	142,576	141,107	6,903
4,573,618	Swedish Krona	626,689	637,499	490,000	Euro	626,689	628,566	(8,933)
4,157,251	Swedish Krona	573,523	579,463	3,470,000	Norwegian Krone	573,523	559,514	(19,949)
1,375,794	Swiss Franc	1,115,705	1,128,998	610,000	British Pound Sterling	1,115,705	1,129,407	409
1,263,027	Swiss Franc	1,040,794	1,036,459	810,000	Euro	1,040,794	1,039,058	2,599
								(43,705)
							Total	$62,671

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A (continued)

Global Inflation-Indexed Hedged
Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)
Forward Foreign Exchange Buy Contracts
1,000,000	Australian Dollar closing 8/22/06	$759,178	$742,495	$(16,683)
148,512	British Pound Sterling closing 8/22/06	276,517	274,967	(1,550)
555,311	Canadian Dollar closing 8/22/06	502,745	500,044	(2,701)
3,332,962	Euro closing 8/22/06	4,277,899	4,275,484	(2,415)
322,105,846	Japanese Yen closing 8/22/06	2,875,769	2,836,918	(38,851)
94,458	Mexican Peso closing 8/22/06	8,588	8,347	(241)
662,942	New Zealand Dollar closing 8/22/06	404,407	403,450	(957)
20,263	Norwegian Krone closing 8/22/06	3,314	3,267	(47)
4,409,376	Polish Zloty closing 8/22/06	1,457,451	1,385,845	(71,606)
414,736,000	Republic of Korea Won closing 8/22/06	435,711	437,815	2,104
762,619	Singapore Dollar closing 8/22/06	488,617	483,313	(5,304)
2,400,233	Swedish Krona closing 8/22/06	331,773	334,559	2,786
666,007	Swiss Franc closing 8/22/06	545,280	546,535	1,255
Forward Foreign Exchange Sell Contracts
849,617	Australian Dollar closing 8/22/06	641,469	630,836	10,633
2,362,285	British Pound Sterling closing 8/22/06	4,452,981	4,373,740	79,241
643,251	Canadian Dollar closing 8/22/06	580,094	579,231	863
5,973,104	Euro closing 8/22/06	7,640,934	7,662,226	(21,292)
438,031,961	Japanese Yen closing 8/22/06	3,940,586	3,857,927	82,660
990,664	New Zealand Dollar closing 8/22/06	617,184	602,893	14,291
637,002	Norwegian Krone closing 8/22/06	104,170	102,712	1,458
4,162,364	Polish Zloty closing 8/22/06	1,375,806	1,308,211	67,595
247,042,000	Republic of Korea Won closing 8/22/06	260,000	260,789	(789)
759,624	Singapore Dollar closing 8/22/06	480,000	481,415	(1,415)
5,402,623	Swedish Krona closing 8/22/06	745,751	753,051	(7,300)
842,860	Swiss Franc closing 8/22/06	691,634	691,663	(29)
				91,706

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix A (continued)

Contract Amount	Currency to Deliver	Proceeds	Value	Contract Amount	Currency to Receive	Cost	Value	Unrealized Appreciation (Depreciation)
Forward Cross Currency Contracts closing 8/22/06
700,000	Australian Dollar	$528,329	$519,746	849,550	New Zealand Dollar	$528,329	$517,015	$(2,731)
270,000	Australian Dollar	206,036	200,474	225,894	Canadian Dollar	206,036	203,412	2,938
310,000	British Pound Sterling	567,040	573,961	698,104	Swiss Franc	567,040	572,875	(1,086)
616,008	British Pound Sterling	1,126,934	1,140,531	890,000	Euro	1,126,934	1,141,681	1,150
33,986	Canadian Dollar	30,716	30,604	40,000	Australian Dollar	30,716	29,700	(904)
370,000	Euro	469,255	474,631	576,527	Swiss Franc	469,255	473,106	(1,525)
1,020,000	Euro	1,291,380	1,308,444	702,619	British Pound Sterling	1,291,380	1,300,889	(7,555)
700,000	Euro	897,488	897,952	98,906,617	Japanese Yen	897,488	871,111	(26,841)
180,000	Euro	225,782	230,902	1,412,941	Norwegian Krone	225,782	227,827	(3,075)
370,000	Euro	474,930	474,631	3,434,726	Swedish Krona	474,930	478,753	4,122
53,244,145	Japanese Yen	480,730	468,943	370,000	Euro	480,730	474,632	5,689
694,382	New Zealand Dollar	434,369	422,583	580,000	Australian Dollar	434,369	430,650	8,067
155,982	Norwegian Krone	25,777	25,151	20,000	Euro	25,777	25,656	505
1,710,000	Norwegian Krone	274,794	275,726	1,990,804	Swedish Krona	274,794	277,490	1,764
232,911	Polish Zloty	77,399	73,203	60,000	Euro	77,399	76,967	3,764
3,451,324	Swedish Krona	473,931	481,067	370,000	Euro	473,931	474,632	(6,435)
1,711,934	Swedish Krona	235,415	238,620	1,430,000	Norwegian Krone	235,414	230,578	(8,043)
721,593	Swiss Franc	584,600	592,150	320,000	British Pound Sterling	584,601	592,476	325
654,893	Swiss Franc	539,661	537,415	420,000	Euro	539,661	538,771	1,356
								(28,515)
							Total	$63,191

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix B
  Open Financial Futures Contracts as of June 30, 2006
  (continuation of footnote 6)

U.S. Short-Term
Contracts		Notional Value of Contracts	Unrealized Appreciation
Short Futures Contracts:
5	September 2006 2-Year U.S. Treasury Note	$1,013,907	$4,279
Limited Duration
Contracts		Notional Value of Contracts	Unrealized Depreciation
Long Futures Contracts:
9	September 2006 10-Year U.S. Treasury Note	$943,734	$(6,712)
59	October 2006 2-Year U.S. Treasury Note	11,964,095	(13,019)
			$(19,731)
Mortgage
Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)
Short Futures Contracts:
170	September 2006 10-Year U.S. Treasury Note	$17,826,094	$63,211
42	September 2006 2-Year U.S. Treasury Note	8,516,812	(14,335)
294	September 2006 5-Year U.S. Treasury Note	30,401,438	220,715
			$269,591

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix B (continued)

Worldwide
Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)
Long Futures Contracts:
3	September 2006 10-Year Japanese Government Bond	$3,454,927	$(8,538)
12	September 2006 2-Year U.S. Treasury Note	2,433,375	(9,418)
6	September 2006 5-Year U.S. Treasury Note	620,438	(4,896)
87	September 2006 Euro BOBL	12,137,675	(43,324)
31	September 2006 Long Gilts	6,243,896	(77,598)
83	September 2006 U.S. Long Bond	8,852,469	(33,698)
Short Futures Contracts:
142	September 2006 10-Year U.S. Treasury Note	14,890,031	91,685
45	September 2006 Euro Bund	6,635,426	35,410
			$(50,377)
Worldwide Core
Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)
Long Futures Contracts:
1	September 2006 2-Year U.S. Treasury Note	$202,781	$(785)
2	September 2006 Euro BOBL	279,028	(953)
2	September 2006 Euro Bund	294,908	(1,414)
9	September 2006 Euro Schatz	1,196,701	(1,764)
Short Futures Contracts:
11	September 2006 10-Year U.S. Treasury Note	1,153,453	7,344
1	September 2006 5-Year U.S. Treasury Note	103,406	809
2	September 2006 Long Gilts	402,832	1,876
1	September 2006 U.S. Long Bond	106,656	622
			$5,735

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix B (continued)

International
Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)
Long Futures Contracts:
2	September 2006 10-Year Japanese Government Bond	$2,303,284	$(5,022)
56	September 2006 Euro BOBL	7,812,756	(27,634)
15	September 2006 Euro Bund	2,211,809	(17,767)
20	September 2006 Euro BUXL	2,417,671	(8,778)
12	September 2006 Long Gilts	2,416,992	(30,038)
7	September 2006 U.S. Long Bond	746,594	7,194
Short Futures Contracts:
95	September 2006 10-Year U.S. Treasury Note	9,961,641	57,142
2	September 2006 2-Year U.S. Treasury Note	405,562	1,509
6	September 2006 5-Year U.S. Treasury Note	620,437	4,854
			$(18,540)
U.S. Inflation-Indexed
Contracts		Notional Value of Contracts	Unrealized Appreciation
Long Futures Contracts:
124	September 2006 5-Year U.S. Treasury Note	$12,822,375	$19,126
Global Inflation-Indexed Hedged
Contracts		Notional Value of Contracts	Unrealized Appreciation
Long Futures Contracts:
23	September 2006 5-Year U.S. Treasury Note	$2,378,343	$3,544

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix C
  Capital Stock Transactions
  (continuation of footnote 7)

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	18,107,460	$168,318,101	35,368,816	$329,310,895
Shares issued related to reinvestment of dividends	363,685	3,380,487	491,073	4,570,902
	18,471,145	171,698,588	35,859,889	333,881,797
Shares redeemed	17,621,488	163,778,343	36,070,872	335,890,282
Net increase (decrease)	849,657	$7,920,245	(210,983)	$(2,008,485)

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	1,652,020	$15,780,000	8,294,843	$80,416,650
Shares issued related to reinvestment of dividends	259,807	2,475,050	485,251	4,681,845
	1,911,827	18,255,050	8,780,094	85,098,495
Shares redeemed	2,274,019	21,695,100	4,869,805	47,005,221
Net increase (decrease)	(362,192)	$(3,440,050)	3,910,289	$38,093,274

Transactions in capital stock for Mortgage were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	81,633	$800,004	4,682,744	$47,079,546
Shares issued related to reinvestment of dividends	590,357	5,790,125	566,691	5,696,350
	671,990	6,590,129	5,249,435	52,775,896
Shares redeemed	-	-	196,271	2,000,000
Net increase	671,990	$6,590,129	5,053,164	$50,775,896

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix C (continued)

Transactions in capital stock for Worldwide were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	1,575,163	$13,176,276	2,050,200	$18,692,913
Shares issued related to reinvestment of dividends	253,658	2,121,579	1,524,772	13,293,120
	1,828,821	15,297,855	3,574,972	31,986,033
Shares redeemed	361,436	3,012,259	7,520,631	72,944,326
Net increase (decrease)	1,467,385	$12,285,596	(3,945,659)	$(40,958,293)

Transactions in capital stock for Worldwide Core were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	543,241	$5,940,437	250,268	$2,749,482
Shares issued related to reinvestment of dividends	21,594	234,374	82,718	907,939
	564,835	6,174,811	332,986	3,657,421
Shares redeemed	62,647	680,761	3,920,240	43,392,648
Net increase (decrease)	502,188	$5,494,050	(3,587,254)	$(39,735,227)

Transactions in capital stock for International were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	2,335,379	$17,448,857	3,203,459	$26,439,313
Shares issued related to reinvestment of dividends	119,210	884,500	992,710	7,622,996
	2,454,589	18,333,357	4,196,169	34,062,309
Shares redeemed	2,253,273	16,750,891	3,092,316	25,312,064
Net increase	201,316	$1,582,466	1,103,853	$8,750,245

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix C (continued)

Transactions in capital stock for U.S. Inflation-Indexed were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	33,882	$350,000	2,590,745	$27,421,000
Shares issued related to reinvestment of dividends	227,824	2,275,947	713,931	7,522,508
	261,706	2,625,947	3,304,676	34,943,508
Shares redeemed	114,618	1,150,000	2,183,225	22,630,885
Net increase	147,088	$1,475,947	1,121,451	$12,312,623

Transactions in capital stock for Global Inflation-Indexed Hedged were as follows for the periods indicated:

	Six Months Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	-	$-	1,556,900	$16,125,000
Shares issued related to reinvestment of dividends	37,808	372,438	170,657	1,766,785
	37,808	372,438	1,727,557	17,891,785
Shares redeemed	-	-	1,996,529	20,308,377
Net increase (decrease)	37,808	$372,438	(268,972)	$(2,416,592)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

  Appendix D
  Investments in Affiliated Issuers

Worldwide
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Realized Gains Distributions
U.S. Short-Term	$9,945,708	$235,430	$-	$10,206,619	$235,430	$-
Mortgage	19,691,968	701,865	-	19,613,153	701,865	-
Totals	$29,637,676	$937,295	$-	$29,819,772	$937,295	$-
Worldwide Core
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Realized Gains Distributions
U.S. Short-Term	$410,623	$1,020,185	$-	$1,430,777	$103,478	$-
Mortgage	2,553,962	903,481	-	3,341,417	20,185	-
Totals	$2,964,585	$1,923,666	$-	$4,772,194	$123,663	$-

FFTW Funds, Inc.

Fund Expenses

June 30, 2006 (unaudited)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2006, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

U.S. Short-Term

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$1,022.50	$1.96
2	) Hypothetical	1,000	1,022.86	1.96

*  Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2006 of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Limited Duration

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$1,014.40	$1.95
2	) Hypothetical	1,000	1,022.86	1.96

*  Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2006 of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Mortgage

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$996.00	$2.98
2	) Hypothetical	1,000	1,021.81	3.02

*  Expenses are calculated using the annualized expense for the six months ended June 30, 2006 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

FFTW Funds, Inc.

Fund Expenses (continued)

June 30, 2006 (unaudited)

Worldwide

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$1,018.70	$3.00
2	) Hypothetical	1,000	1,021.82	3.01

*  Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2006 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Worldwide Core

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$985.00	$5.81
2	) Hypothetical	1,000	1,018.94	5.91

*  Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2006 of 1.18%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

International

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$1,037.20	$4.12
2	) Hypothetical	1,000	1,020.75	4.08

*  Expenses are calculated using the annualized expense for the six months ended June 30, 2006 of 0.81%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

U.S. Inflation-Indexed

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$983.30	$1.72
2	) Hypothetical	1,000	1,023.06	1.76

*  Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2006 of 0.35%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

FFTW Funds, Inc.

Fund Expenses (continued)

June 30, 2006 (unaudited)

Global Inflation-Indexed

		Beginning Amount	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000	$983.40	$2.46
2	) Hypothetical	1,000	1,022.32	2.51

*  Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2006 of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

FFTW Funds, Inc.

Directors and Officers

Listed in the charts below is basic information regarding the Directors and officers of the Fund.

Independent Directors:

Name, Address, and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John C Head III c/o FFTW, Inc. 200 Park Avenue 46th Floor New York, NY 10166 Born: 1948	Director and Chairman of the Board	Director since June 1989; Chairman of the Board since September 2005	Managing Member of Head & Company L.L.C. since 1987.	17	Director of several private companies.

Lawrence B. Krause c/o FFTW, Inc. 200 Park Avenue 46th Floor New York, NY 10166 Born: 1929	Director	Since April 1991	Professor Emeritus at the University of California — San Diego ("UCSD"), La Jolla, CA from 1987 to 1998; member of the Council on Foreign Relations and Journal of Economic Research.	17	Director — PriceSmart Inc.

Saul H. Hymans c/o FFTW, Inc. 200 Park Avenue 46th Floor New York, NY 10166 Born: 1937	Director	Since April 1999	Professor Emeritus of Economics and Statistics and Director of the Research Seminar in Quantitative Economics at the University of Michigan; member of the Michigan faculty since 1964.	17	N/A

Andrea Redmond c/o FFTW, Inc. 200 Park Avenue 46th Floor New York, NY 10166 Born: 1956	Director	Since April 1999	Managing Director of Russell Reynolds Associates, Inc., an executive search firm, since 1986.	17	N/A

1  Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

FFTW Funds, Inc.

Directors and Officers (continued)

Interested Director:

Name, Address, and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen P. Casper[2] FFTW, Inc. 200 Park Avenue 46th Floor New York, NY 10166 Born: 1950	Director, Chief Executive Officer and President.	Chief Executive Officer and President since November 2002, formerly Vice President from February 2001-November 2002, Director since November 1997; formerly, Treasurer from October 1990- November 1997	Managing Director of FFTW, Inc. and its parent company, Charter Atlantic Corporation since December 1991; Chief Executive Officer and President since April 2004; Chief Operating Officer of FFTW, Inc. and its parent company Charter Atlantic Corporation since May 2001.	17	Director of the following Boards: The Depository Trust & Clearing Corporation, The Depository Trust Company, The National Securities Clearing Corporation, The Emerging Markets Clearing Corporation, The Fixed Income Clearing Corporation, Fischer Francis Trees & Watts (Singapore) Pte Ltd, FFTW Funds Selection, FFTW Funds Selection II, FFTW Diversified Alpha Fund Ltd., FFTW Global Credit Fund SPC, MarketAxess Holdings, Inc., FFTW Mortgage Total Return Fund plc, and FFTW Global Debt Fund plc.

1  Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

2  Mr. Casper is considered an "interested person" of FFTW Funds, Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") because of his position with FFTW, Inc., the Investment Adviser to the Fund.

FFTW Funds, Inc.

Directors and Officers (continued)

Principal Officers:

Name, Address, and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Michael L. Wyne FFTW, Inc. 200 Park Avenue New York, NY 10166 Born: 1960	Vice President	Since December 2003	Director of Operations/Head of Global Reporting/Analytics and Marketing at FFTW, Inc. since 1986.

William E. Vastardis Vastardis Fund Services LLC 41 Madison Avenue 30th Floor New York, NY 10010 Born: 1955	Treasurer, Chief Financial Officer and Anti-Money Laundering Compliance Officer (AMLCO)	Treasurer and Chief Financial Officer since November 1997; formerly, Secretary from February 1998 to May 2000; CCO from October 2004 to July 2006. AMLCO since September 2002	President of Vastardis Fund Services LLC (formerly EOS Fund Services LLC) since 2003 and President of Vastardis Compliance Services LLC (formerly EOS Compliance Services LLC) since 2004; Managing Director for Investors Capital Services, Inc. (formerly AMT Capital Services, Inc.) from 1992 to 2003.

Victoria B. McFarlane Investors Bank & Trust 200 Clarendon Street Boston, MA 02116 Born: 1966	Assistant Treasurer	Since December 2003	Senior Director, Mutual Fund Administration, Investors Bank since 2006; Director, Mutual Fund Administration, Investors Bank since April 2002; Assistant Vice President, MFS Investment Management from 1998 to 2002.

Robin S. Meister FFTW, Inc. 200 Park Avenue New York, NY 10166 Born: 1958	Secretary and Chief Legal Officer	Secretary since May 2000 and Chief Legal Officer since September 2003	Chief Compliance Officer of FFTW, Inc. since 2004; Chief Legal and Risk Officer of FFTW, Inc. since 2002; Managing Director of FFTW, Inc. since 2003; General Counsel of FFTW, Inc. since 1998.

Brian F. Link Investors Bank & Trust 200 Clarendon Street Boston, MA 02116 Born: 1972	Assistant Secretary	Since May 2005	Senior Associate Counsel, Mutual Fund Administration, Investors Bank since September 2005; Associate Counsel, Mutual Fund Administration, Investors Bank since May 2004; Senior Product Manager, Deutsche Asset Management from 2003 to 2004; Product Manager, Fidelity Investments from 2000 to 2003.

Guy Talarico ALARIC Compliance Services, LLC 41 Madison Ave., 30th Floor New York, NY 10010 Born: 1955	Chief Compliance Officer	Serving as Chief Compliance Officer effective August 1, 2006.	Chief Executive Officer of ALARIC Compliance Services, LLC since 2005; Co-Chief Executive Officer of EOS Compliance Services, LLC 2004-2005; Senior Director of Investors Bank & Trust Institutional Custody Division 2001-2004.

1  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

OFFICERS AND DIRECTORS

Stephen P. Casper
Director, President and Chief
Executive Officer of the Fund

John C Head III
Director and Chairman of the
Board of the Fund

Saul H. Hymans
Director of the Fund

Lawrence B. Krause
Director of the Fund

Andrea Redmond
Director of the Fund

William E. Vastardis
Chief Financial Officer and Anti-Money
Laundering Compliance Officer of the Fund

Guy Talarico
Chief Compliance Officer

Victoria B. McFarlane
Assistant Treasurer of the Fund

Robin S. Meister
Secretary and Chief Legal
Officer of the Fund

Brian F. Link
Assistant Secretary of the Fund

Investment Adviser
Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th floor
New York, NY 10166

Sub-Adviser
Fischer Francis Trees & Watts
2 Royal Exchange
London, EC3V 3RA

Operations Monitoring Agent
Vastardis Fund Services LLC
41 Madison Avenue
New York, NY 10010

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian and Fund Accounting Agent
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

Transfer and Dividend Disbursing Agent
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Independent Auditors
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6. Schedule of Investments

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics in Item 2 is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	9/6/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	9/6/2006

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	9/7/2006